Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-11.20%
Activision Blizzard, Inc.	40,716	$3,959,631
Alphabet, Inc., Class A(b)	15,805	37,250,014
Alphabet, Inc., Class C(b)	15,493	37,362,299
Altice USA, Inc., Class A(b)	12,308	443,827
AT&T, Inc.	374,801	11,030,393
Cable One, Inc.	285	517,435
Charter Communications, Inc., Class A(b)	7,127	4,949,915
Comcast Corp., Class A	240,235	13,775,075
Discovery, Inc., Class A(b)(c)	8,554	274,669
Discovery, Inc., Class C(b)	15,893	477,585
DISH Network Corp., Class A(b)	12,853	559,363
Electronic Arts, Inc.	15,116	2,160,530
Facebook, Inc., Class A(b)	126,415	41,556,403
Fox Corp., Class A	17,738	662,514
Fox Corp., Class B	8,078	293,070
IAC/InterActiveCorp.(b)	4,174	665,628
Interpublic Group of Cos., Inc. (The)	20,625	694,856
Liberty Broadband Corp., Class A(b)	1,228	199,010
Liberty Broadband Corp., Class C(b)	8,301	1,380,373
Liberty Global PLC, Class A (United Kingdom)(b)	8,669	236,750
Liberty Global PLC, Class C (United Kingdom)(b)	19,146	521,154
Liberty Media Corp.-Liberty Formula One, Class C(b)	10,160	453,644
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	4,559	199,046
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	9,061	394,244
Live Nation Entertainment, Inc.(b)(c)	8,558	771,161
Lumen Technologies, Inc.	48,754	674,755
Match Group, Inc.(b)(c)	13,379	1,918,281
Netflix, Inc.(b)	23,276	11,703,406
News Corp., Class A	20,625	556,669
Omnicom Group, Inc.	11,252	925,365
Pinterest, Inc., Class A(b)	27,981	1,827,159
Roku, Inc.(b)	5,746	1,992,196
Sirius XM Holdings, Inc.(c)	54,393	339,956
Snap, Inc., Class A(b)	49,387	3,067,920
Take-Two Interactive Software, Inc.(b)	6,051	1,122,824
T-Mobile US, Inc.(b)	32,657	4,619,333
Twitter, Inc.(b)	41,933	2,432,114
Verizon Communications, Inc.	217,475	12,285,163
ViacomCBS, Inc., Class B	29,824	1,265,154
Walt Disney Co. (The)(b)	95,399	17,043,031
Zillow Group, Inc., Class A(b)(c)	3,248	384,206
Zillow Group, Inc., Class C(b)	8,198	961,789
		223,907,910
Consumer Discretionary-11.82%
Advance Auto Parts, Inc.	3,444	653,430
Airbnb, Inc., Class A(b)(c)	3,174	445,630
Amazon.com, Inc.(b)	22,495	72,502,960
Aptiv PLC(b)	14,191	2,134,610
Aramark	12,013	448,686
Autoliv, Inc. (Sweden)	4,341	460,276
AutoZone, Inc.(b)	1,196	1,682,294
Best Buy Co., Inc.	12,248	1,423,708
Booking Holdings, Inc.(b)	2,153	5,084,417
BorgWarner, Inc.	12,561	644,254
Burlington Stores, Inc.(b)	3,481	1,125,651
Caesars Entertainment, Inc.(b)	10,946	1,176,148
	Shares	Value
Consumer Discretionary-(continued)
CarMax, Inc.(b)	8,542	$983,953
Carnival Corp.(b)	43,462	1,284,737
Carvana Co.(b)(c)	3,705	982,158
Chewy, Inc., Class A(b)(c)	4,257	313,400
Chipotle Mexican Grill, Inc.(b)	1,479	2,029,158
D.R. Horton, Inc.	18,158	1,730,276
Darden Restaurants, Inc.	6,849	980,982
Dollar General Corp.	12,876	2,613,313
Dollar Tree, Inc.(b)	12,360	1,205,100
Domino’s Pizza, Inc.	2,039	870,388
DraftKings, Inc., Class A(b)(c)	9,371	468,081
eBay, Inc.	35,760	2,177,069
Etsy, Inc.(b)	6,627	1,091,666
Expedia Group, Inc.(b)	7,198	1,273,686
Ford Motor Co.(b)	205,372	2,984,055
Garmin Ltd.	8,054	1,145,601
General Motors Co.(b)	68,153	4,042,154
Genuine Parts Co.	7,589	995,070
Hasbro, Inc.	6,918	663,920
Hilton Worldwide Holdings, Inc.(b)	14,589	1,827,564
Home Depot, Inc. (The)	56,579	18,043,609
L Brands, Inc.(b)	12,459	870,510
Las Vegas Sands Corp.(b)	18,183	1,050,068
Lear Corp.	3,159	610,824
Lennar Corp., Class A	14,426	1,428,318
LKQ Corp.(b)	15,155	772,299
Lowe’s Cos., Inc.	38,417	7,484,784
lululemon athletica, inc.(b)	6,507	2,102,607
Marriott International, Inc., Class A(b)	14,492	2,080,761
McDonald’s Corp.	39,183	9,164,512
MercadoLibre, Inc. (Argentina)(b)	2,359	3,205,103
MGM Resorts International	20,783	890,967
Mohawk Industries, Inc.(b)	3,137	660,903
Newell Brands, Inc.	20,083	576,181
NIKE, Inc., Class B	66,821	9,118,394
NVR, Inc.(b)	184	899,250
O’Reilly Automotive, Inc.(b)	3,738	2,000,279
Peloton Interactive, Inc., Class A(b)	13,162	1,451,900
Pool Corp.	2,106	919,374
PulteGroup, Inc.	13,974	807,558
Ross Stores, Inc.	18,752	2,370,065
Royal Caribbean Cruises Ltd.(b)	12,056	1,124,463
Starbucks Corp.	61,872	7,045,983
Target Corp.	26,318	5,972,081
Tesla, Inc.(b)	40,355	25,230,753
TJX Cos., Inc. (The)	63,098	4,261,639
Tractor Supply Co.	6,123	1,112,549
Ulta Beauty, Inc.(b)	2,813	971,498
Vail Resorts, Inc.(b)	2,110	689,717
VF Corp.	17,443	1,390,556
Wayfair, Inc., Class A(b)(c)	3,845	1,178,646
Whirlpool Corp.	3,310	784,768
Wynn Resorts Ltd.(b)	5,446	718,164
Yum! Brands, Inc.	15,769	1,891,807
		236,325,285
Consumer Staples-5.89%
Altria Group, Inc.	97,667	4,807,170
Archer-Daniels-Midland Co.	29,406	1,956,381
Boston Beer Co., Inc. (The), Class A(b)	478	505,800
Brown-Forman Corp., Class B	16,265	1,307,055
Bunge Ltd.	7,366	639,516
Campbell Soup Co.	10,349	503,686
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	12,880	$1,104,202
Clorox Co. (The)	6,611	1,168,362
Coca-Cola Co. (The)	215,147	11,895,478
Colgate-Palmolive Co.	42,365	3,549,340
Conagra Brands, Inc.	25,812	983,437
Constellation Brands, Inc., Class A	8,936	2,142,138
Costco Wholesale Corp.	23,279	8,805,747
Estee Lauder Cos., Inc. (The), Class A	12,074	3,700,922
General Mills, Inc.	32,225	2,025,664
Hershey Co. (The)	7,702	1,332,831
Hormel Foods Corp.	15,606	757,515
JM Smucker Co. (The)	5,759	767,617
Kellogg Co.	13,602	890,795
Keurig Dr Pepper, Inc.	36,979	1,366,744
Kimberly-Clark Corp.	17,782	2,322,863
Kraft Heinz Co. (The)	35,355	1,541,124
Kroger Co. (The)	38,011	1,405,647
Lamb Weston Holdings, Inc.	7,748	639,133
McCormick & Co., Inc.	13,125	1,168,913
Molson Coors Beverage Co., Class B(b)(c)	10,077	587,691
Mondelez International, Inc., Class A	74,212	4,714,688
Monster Beverage Corp.(b)	20,870	1,967,415
PepsiCo, Inc.	72,504	10,726,242
Philip Morris International, Inc.	81,850	7,892,795
Procter & Gamble Co. (The)	129,413	17,451,343
Sysco Corp.	26,824	2,172,744
Tyson Foods, Inc., Class A	15,521	1,233,920
Walgreens Boots Alliance, Inc.	38,597	2,032,518
Walmart, Inc.	81,779	11,615,071
		117,682,507
Energy-2.55%
Baker Hughes Co., Class A	38,310	934,764
Cheniere Energy, Inc.(b)	12,658	1,074,664
Chevron Corp.	101,238	10,507,492
ConocoPhillips	71,196	3,968,465
Devon Energy Corp.	33,605	892,549
EOG Resources, Inc.	30,668	2,463,867
Exxon Mobil Corp.	222,486	12,986,508
Halliburton Co.	46,875	1,052,344
Hess Corp.	14,524	1,217,402
Kinder Morgan, Inc.	107,062	1,963,517
Marathon Petroleum Corp.	34,213	2,114,363
Occidental Petroleum Corp.	48,757	1,265,732
ONEOK, Inc.	23,519	1,240,392
Phillips 66	22,962	1,933,859
Pioneer Natural Resources Co.	10,810	1,645,174
Schlumberger Ltd.	73,130	2,291,163
Valero Energy Corp.	21,472	1,726,349
Williams Cos., Inc. (The)	63,755	1,679,307
		50,957,911
Financials-11.52%
Aflac, Inc.	34,378	1,948,545
AGNC Investment Corp.	28,353	525,665
Alleghany Corp.(b)	735	526,679
Allstate Corp. (The)	15,917	2,174,421
Ally Financial, Inc.	19,656	1,075,380
American Express Co.	35,986	5,762,438
American Financial Group, Inc.	3,860	513,612
American International Group, Inc.	45,420	2,399,993
Ameriprise Financial, Inc.	6,136	1,594,378
Annaly Capital Management, Inc.	73,724	683,421
	Shares	Value
Financials-(continued)
Aon PLC, Class A(c)	11,876	$3,009,022
Apollo Global Management, Inc.	9,079	520,590
Arch Capital Group Ltd.(b)	21,398	853,566
Arthur J. Gallagher & Co.	10,115	1,482,960
Assurant, Inc.	3,043	490,379
Athene Holding Ltd., Class A(b)	7,049	441,479
Bank of America Corp.	408,336	17,309,363
Bank of New York Mellon Corp. (The)	43,872	2,284,854
Berkshire Hathaway, Inc., Class B(b)	72,049	20,853,863
BlackRock, Inc.	8,021	7,034,738
Blackstone Group, Inc. (The), Class A	35,940	3,330,560
Brown & Brown, Inc.	12,601	661,805
Capital One Financial Corp.	24,152	3,883,159
Carlyle Group, Inc. (The)	8,376	365,529
Cboe Global Markets, Inc.	5,626	626,174
Charles Schwab Corp. (The)	75,806	5,598,273
Chubb Ltd.	23,661	4,022,133
Cincinnati Financial Corp.	8,043	978,914
Citigroup, Inc.	109,422	8,612,606
Citizens Financial Group, Inc.	22,341	1,114,816
CME Group, Inc., Class A	18,866	4,127,126
Discover Financial Services	16,118	1,889,997
Equitable Holdings, Inc.	20,601	654,082
Erie Indemnity Co., Class A	1,368	275,146
Everest Re Group Ltd.	2,090	543,316
FactSet Research Systems, Inc.	2,002	669,389
Fidelity National Financial, Inc.	14,662	688,967
Fifth Third Bancorp	37,501	1,580,292
First Republic Bank	9,193	1,759,908
Franklin Resources, Inc.(c)	16,089	550,405
Globe Life, Inc.	5,157	543,651
Goldman Sachs Group, Inc. (The)	18,173	6,760,719
Hartford Financial Services Group, Inc. (The)	18,789	1,227,861
Huntington Bancshares, Inc.	53,460	847,876
Intercontinental Exchange, Inc.	29,520	3,332,218
Invesco Ltd.(d)	20,624	588,403
JPMorgan Chase & Co.	160,368	26,338,840
KeyCorp	50,915	1,173,082
KKR & Co., Inc., Class A	27,032	1,505,412
Lincoln National Corp.	9,584	668,867
Loews Corp.	11,929	696,415
M&T Bank Corp.	6,760	1,086,264
Markel Corp.(b)	727	890,931
MarketAxess Holdings, Inc.	1,999	932,613
Marsh & McLennan Cos., Inc.	26,707	3,694,913
MetLife, Inc.	39,507	2,582,178
Moody’s Corp.	8,850	2,967,847
Morgan Stanley	74,183	6,746,944
MSCI, Inc.	4,340	2,031,684
Nasdaq, Inc.	6,042	1,011,793
Northern Trust Corp.	10,400	1,260,376
PNC Financial Services Group, Inc. (The)	22,267	4,334,940
Principal Financial Group, Inc.	14,327	936,843
Progressive Corp. (The)	30,781	3,049,781
Prudential Financial, Inc.	20,864	2,231,822
Raymond James Financial, Inc.	6,452	855,471
Regions Financial Corp.	50,627	1,185,178
Reinsurance Group of America, Inc.	3,597	453,330
RenaissanceRe Holdings Ltd. (Bermuda)	2,626	404,719
S&P Global, Inc.	12,650	4,800,295
SEI Investments Co.	6,417	407,094
State Street Corp.	18,488	1,608,086

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
SVB Financial Group(b)	2,736	$1,594,787
Synchrony Financial	30,685	1,454,776
T. Rowe Price Group, Inc.	11,926	2,282,040
Tradeweb Markets, Inc., Class A	5,343	447,637
Travelers Cos., Inc. (The)	13,255	2,116,823
Truist Financial Corp.	70,800	4,374,024
U.S. Bancorp	74,996	4,558,257
Voya Financial, Inc.	6,517	426,994
W.R. Berkley Corp.	7,502	585,081
Wells Fargo & Co.	217,263	10,150,527
Willis Towers Watson PLC	6,778	1,771,498
		230,336,833
Health Care-13.16%
10X Genomics, Inc., Class A(b)	3,845	692,100
Abbott Laboratories	93,101	10,860,232
AbbVie, Inc.	92,804	10,505,413
ABIOMED, Inc.(b)	2,351	669,048
Agilent Technologies, Inc.	16,029	2,214,086
Alexion Pharmaceuticals, Inc.(b)	11,524	2,034,562
Align Technology, Inc.(b)	3,948	2,329,912
Alnylam Pharmaceuticals, Inc.(b)	6,108	867,275
AmerisourceBergen Corp.	8,060	924,804
Amgen, Inc.	30,353	7,222,193
Anthem, Inc.	12,871	5,125,490
Avantor, Inc.(b)	27,471	883,193
Baxter International, Inc.	26,545	2,179,875
Becton, Dickinson and Co.	15,270	3,693,660
Biogen, Inc.(b)	8,006	2,141,445
BioMarin Pharmaceutical, Inc.(b)	9,627	744,167
Bio-Rad Laboratories, Inc., Class A(b)	1,175	707,785
Bio-Techne Corp.	2,039	843,799
Boston Scientific Corp.(b)	74,477	3,168,996
Bristol-Myers Squibb Co.	117,746	7,738,267
Cardinal Health, Inc.	15,487	868,356
Catalent, Inc.(b)	8,946	937,809
Centene Corp.(b)	30,630	2,254,368
Cerner Corp.	16,097	1,259,590
Charles River Laboratories International, Inc.(b)	2,639	891,956
Cigna Corp.	18,491	4,786,395
Cooper Cos., Inc. (The)	2,583	1,016,281
CVS Health Corp.	68,917	5,957,186
Danaher Corp.	33,686	8,628,332
DaVita, Inc.(b)	3,737	448,702
DENTSPLY SIRONA, Inc.	11,558	773,461
DexCom, Inc.(b)	5,054	1,866,897
Edwards Lifesciences Corp.(b)	32,821	3,147,534
Elanco Animal Health, Inc.(b)	22,499	809,514
Eli Lilly and Co.	42,814	8,551,668
Exact Sciences Corp.(b)	8,886	982,170
Gilead Sciences, Inc.	66,039	4,365,838
HCA Healthcare, Inc.	14,291	3,069,564
Henry Schein, Inc.(b)	7,501	570,376
Hologic, Inc.(b)	13,611	858,310
Horizon Therapeutics PLC(b)	11,186	1,025,309
Humana, Inc.	6,772	2,964,104
IDEXX Laboratories, Inc.(b)	4,489	2,505,356
Illumina, Inc.(b)	7,668	3,110,448
Incyte Corp.(b)	9,842	824,563
Insulet Corp.(b)	3,473	936,564
Intuitive Surgical, Inc.(b)	6,187	5,210,568
IQVIA Holdings, Inc.(b)	10,086	2,422,254
	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)	3,189	$568,057
Johnson & Johnson	138,147	23,381,380
Laboratory Corp. of America Holdings(b)	5,129	1,407,808
Masimo Corp.(b)	2,698	581,689
McKesson Corp.	8,356	1,607,611
Medtronic PLC	70,815	8,964,471
Merck & Co., Inc.	132,978	10,091,700
Mettler-Toledo International, Inc.(b)	1,230	1,600,169
Moderna, Inc.(b)	16,637	3,078,011
Molina Healthcare, Inc.(b)	3,048	766,145
Neurocrine Biosciences, Inc.(b)	4,937	475,038
Novavax, Inc.(b)	3,687	544,275
Novocure Ltd.(b)	4,844	988,176
Oak Street Health, Inc.(b)	5,055	305,271
PerkinElmer, Inc.	5,917	858,379
Pfizer, Inc.	293,126	11,352,770
PPD, Inc.(b)	6,410	295,629
Quest Diagnostics, Inc.	7,014	923,533
Regeneron Pharmaceuticals, Inc.(b)	5,540	2,783,462
ResMed, Inc.	7,651	1,574,958
Royalty Pharma PLC, Class A(c)	9,179	368,261
Seagen, Inc.(b)	7,141	1,109,354
STERIS PLC(c)	4,456	850,472
Stryker Corp.	17,794	4,542,274
Teladoc Health, Inc.(b)(c)	7,108	1,070,323
Teleflex, Inc.	2,418	972,495
Thermo Fisher Scientific, Inc.	20,695	9,716,303
UnitedHealth Group, Inc.	49,864	20,539,979
Universal Health Services, Inc., Class B	4,074	650,333
Veeva Systems, Inc., Class A(b)	7,167	2,088,034
Vertex Pharmaceuticals, Inc.(b)	13,662	2,850,303
Viatris, Inc.(b)	64,716	986,272
Waters Corp.(b)	3,268	1,053,113
West Pharmaceutical Services, Inc.	3,890	1,351,814
Zimmer Biomet Holdings, Inc.	10,961	1,845,065
Zoetis, Inc.	24,972	4,412,053
		263,144,755
Industrials-8.88%
3M Co.	30,434	6,179,319
A.O. Smith Corp.	7,173	509,785
Allegion PLC	4,768	669,809
AMERCO	515	296,146
AMETEK, Inc.	12,103	1,635,115
Boeing Co. (The)(b)	29,107	7,190,011
Booz Allen Hamilton Holding Corp.	7,293	619,394
C.H. Robinson Worldwide, Inc.	7,033	682,342
Carrier Global Corp.	43,396	1,993,178
Caterpillar, Inc.	28,658	6,908,871
Cintas Corp.	4,968	1,756,387
Clarivate PLC (United Kingdom)(b)	17,576	527,983
Copart, Inc.(b)	11,177	1,441,945
CoStar Group, Inc.(b)	2,070	1,767,780
CSX Corp.	40,073	4,012,109
Cummins, Inc.	7,760	1,996,493
Deere & Co.	15,649	5,650,854
Delta Air Lines, Inc.(b)	8,341	397,699
Dover Corp.	7,549	1,136,125
Eaton Corp. PLC	20,922	3,038,920
Emerson Electric Co.	31,579	3,021,795
Equifax, Inc.	6,374	1,498,145
Expeditors International of Washington, Inc.	8,901	1,118,767
Fastenal Co.	30,183	1,600,906

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
FedEx Corp.	13,194	$4,153,603
Fortive Corp.	16,870	1,223,412
Fortune Brands Home & Security, Inc.	7,343	757,504
Generac Holdings, Inc.(b)	3,304	1,086,091
General Dynamics Corp.	12,788	2,428,569
General Electric Co.	460,789	6,478,693
HEICO Corp.	2,255	316,737
HEICO Corp., Class A	3,834	507,852
Honeywell International, Inc.	36,551	8,439,991
Howmet Aerospace, Inc.(b)	20,626	731,810
Huntington Ingalls Industries, Inc.	2,116	457,500
IDEX Corp.	3,975	885,074
IHS Markit Ltd.	19,800	2,085,138
Illinois Tool Works, Inc.	16,642	3,856,950
Ingersoll Rand, Inc.(b)	19,800	982,872
J.B. Hunt Transport Services, Inc.	4,418	757,864
Jacobs Engineering Group, Inc.	6,837	971,401
Johnson Controls International PLC	37,853	2,518,739
Kansas City Southern	4,774	1,421,124
Knight-Swift Transportation Holdings, Inc.	8,270	394,727
L3Harris Technologies, Inc.	11,042	2,407,819
Leidos Holdings, Inc.	7,084	727,881
Lennox International, Inc.	1,785	624,625
Lockheed Martin Corp.	13,248	5,063,386
Lyft, Inc., Class A(b)	13,459	768,374
Masco Corp.	13,514	815,029
Nordson Corp.	2,748	609,204
Norfolk Southern Corp.	13,239	3,718,835
Northrop Grumman Corp.	8,324	3,045,502
Old Dominion Freight Line, Inc.	5,224	1,386,711
Otis Worldwide Corp.	21,652	1,696,001
Owens Corning	5,514	588,068
PACCAR, Inc.	18,233	1,669,413
Parker-Hannifin Corp.	6,784	2,090,490
Pentair PLC	8,823	608,522
Plug Power, Inc.(b)(c)	26,409	810,756
Raytheon Technologies Corp.	79,854	7,083,848
Republic Services, Inc.	11,731	1,280,791
Robert Half International, Inc.	6,000	532,740
Rockwell Automation, Inc.	6,108	1,610,802
Rollins, Inc.	11,817	402,842
Roper Technologies, Inc.	5,515	2,481,805
Sensata Technologies Holding PLC(b)	8,238	489,584
Snap-on, Inc.	2,849	725,412
Southwest Airlines Co.(b)	7,820	480,617
Stanley Black & Decker, Inc.	8,456	1,833,261
Sunrun, Inc.(b)	9,050	404,716
Teledyne Technologies, Inc.(b)	2,437	1,022,248
Textron, Inc.	11,892	814,245
Trane Technologies PLC	12,530	2,335,592
TransDigm Group, Inc.(b)	2,731	1,771,982
TransUnion	10,017	1,071,819
Uber Technologies, Inc.(b)	63,241	3,214,540
Union Pacific Corp.	35,202	7,910,945
United Parcel Service, Inc., Class B	37,776	8,106,730
United Rentals, Inc.(b)	3,812	1,273,056
Verisk Analytics, Inc.	8,122	1,403,725
W.W. Grainger, Inc.	2,340	1,081,454
Wabtec Corp.	9,431	780,510
Waste Connections, Inc.	13,781	1,673,565
Waste Management, Inc.	22,238	3,128,442
	Shares	Value
Industrials-(continued)
XPO Logistics, Inc.(b)	4,566	$670,882
Xylem, Inc.	9,481	1,119,896
		177,442,194
Information Technology-26.94%
Accenture PLC, Class A	33,332	9,404,957
Adobe, Inc.(b)	25,158	12,694,224
Advanced Micro Devices, Inc.(b)	63,480	5,083,478
Akamai Technologies, Inc.(b)	8,566	978,323
Amphenol Corp., Class A	31,488	2,117,883
Analog Devices, Inc.	19,387	3,191,100
ANSYS, Inc.(b)	4,563	1,542,020
Apple, Inc.	882,279	109,940,786
Applied Materials, Inc.	48,230	6,662,010
Arista Networks, Inc.(b)	3,009	1,021,194
Arrow Electronics, Inc.(b)	3,968	477,469
Autodesk, Inc.(b)	11,577	3,309,401
Automatic Data Processing, Inc.	22,490	4,408,490
Avalara, Inc.(b)	4,489	593,311
Bentley Systems, Inc., Class B	9,018	517,273
Black Knight, Inc.(b)	8,247	605,247
Broadcom, Inc.	21,454	10,133,368
Broadridge Financial Solutions, Inc.	6,080	969,638
Cadence Design Systems, Inc.(b)	14,661	1,861,800
CDW Corp.	7,501	1,240,815
Ceridian HCM Holding, Inc.(b)	7,056	631,230
Cisco Systems, Inc.	221,871	11,736,976
Citrix Systems, Inc.	6,462	742,872
Cloudflare, Inc., Class A(b)	11,839	971,508
Cognex Corp.	9,251	734,437
Cognizant Technology Solutions Corp., Class A	27,886	1,995,522
Corning, Inc.	40,239	1,755,628
Coupa Software, Inc.(b)	3,793	903,493
Crowdstrike Holdings, Inc., Class A(b)	9,400	2,088,210
Datadog, Inc., Class A(b)	9,187	836,476
Dell Technologies, Inc., Class C(b)	13,856	1,366,756
DocuSign, Inc.(b)	9,804	1,976,683
Dropbox, Inc., Class A(b)(c)	16,601	454,037
Dynatrace, Inc.(b)	9,752	504,569
Enphase Energy, Inc.(b)	6,442	921,528
EPAM Systems, Inc.(b)	2,949	1,408,442
F5 Networks, Inc.(b)	3,240	600,793
Fair Isaac Corp.(b)	1,536	777,308
Fidelity National Information Services, Inc.	32,643	4,863,154
Fiserv, Inc.(b)	31,664	3,647,693
FleetCor Technologies, Inc.(b)	4,165	1,143,043
Fortinet, Inc.(b)	7,297	1,594,686
Gartner, Inc.(b)	4,663	1,081,070
Global Payments, Inc.	15,516	3,005,604
GoDaddy, Inc., Class A(b)	8,899	720,463
Guidewire Software, Inc.(b)	4,182	408,749
Hewlett Packard Enterprise Co.	67,844	1,082,790
HP, Inc.	65,514	1,914,974
HubSpot, Inc.(b)	2,313	1,166,631
Intel Corp.	213,526	12,196,605
International Business Machines Corp.	47,006	6,756,642
Intuit, Inc.	14,391	6,318,944
IPG Photonics Corp.(b)	1,961	410,359
Jack Henry & Associates, Inc.	4,005	617,371
Juniper Networks, Inc.	17,247	454,114
Keysight Technologies, Inc.(b)	9,745	1,387,493
KLA Corp.	8,097	2,565,858

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Lam Research Corp.	7,510	$4,880,374
Marvell Technology, Inc.	42,051	2,031,063
Mastercard, Inc., Class A	46,596	16,801,586
Maxim Integrated Products, Inc.	14,087	1,437,015
Microchip Technology, Inc.	14,151	2,221,000
Micron Technology, Inc.(b)	58,688	4,938,008
Microsoft Corp.	376,554	94,018,003
MongoDB, Inc.(b)	2,851	832,321
Monolithic Power Systems, Inc.	2,237	767,559
Motorola Solutions, Inc.	8,883	1,823,769
NetApp, Inc.	11,743	908,556
NortonLifeLock, Inc.	30,581	845,871
NVIDIA Corp.	32,531	21,137,993
NXP Semiconductors N.V. (China)	14,558	3,077,852
Okta, Inc.(b)(c)	6,370	1,416,943
ON Semiconductor Corp.(b)	21,759	871,230
Oracle Corp.	100,568	7,918,724
Palantir Technologies, Inc., Class A(b)	27,622	633,925
Palo Alto Networks, Inc.(b)	5,084	1,846,763
Paychex, Inc.	17,081	1,727,572
Paycom Software, Inc.(b)	2,689	886,294
PayPal Holdings, Inc.(b)	58,472	15,203,889
PTC, Inc.(b)	5,838	783,109
Qorvo, Inc.(b)	5,952	1,087,549
QUALCOMM, Inc.	59,699	8,031,904
RingCentral, Inc., Class A(b)	3,970	1,042,006
salesforce.com, inc.(b)	48,230	11,483,563
Seagate Technology Holdings PLC (Ireland)	11,195	1,071,921
ServiceNow, Inc.(b)	10,306	4,883,807
Skyworks Solutions, Inc.	8,666	1,473,220
Slack Technologies, Inc., Class A(b)	25,037	1,102,630
Snowflake, Inc., Class A(b)	1,332	317,056
SolarEdge Technologies, Inc.(b)	2,711	699,465
Splunk, Inc.(b)	8,499	1,030,079
Square, Inc., Class A(b)	20,487	4,558,767
SS&C Technologies Holdings, Inc.	12,264	905,942
Synopsys, Inc.(b)	7,990	2,032,177
TE Connectivity Ltd.	17,389	2,359,340
Teradyne, Inc.	8,760	1,159,386
Texas Instruments, Inc.	48,362	9,180,075
Trade Desk, Inc. (The), Class A(b)	2,239	1,316,846
Trimble, Inc.(b)	13,126	1,021,072
Twilio, Inc., Class A(b)	8,410	2,825,760
Tyler Technologies, Inc.(b)	2,114	852,280
Unity Software, Inc.(b)	2,921	275,918
VeriSign, Inc.(b)	5,349	1,176,352
Visa, Inc., Class A	89,137	20,260,840
VMware, Inc., Class A(b)(c)	4,439	700,874
Western Digital Corp.(b)	16,117	1,212,482
Western Union Co. (The)	21,754	532,320
Workday, Inc., Class A(b)	9,460	2,163,691
Xilinx, Inc.	12,890	1,637,030
Zebra Technologies Corp., Class A(b)	2,810	1,396,711
Zendesk, Inc.(b)	6,132	837,999
Zoom Video Communications, Inc., Class A(b)	10,752	3,564,611
Zscaler, Inc.(b)(c)	4,231	821,660
		538,520,250
Materials-2.76%
Air Products and Chemicals, Inc.	11,629	3,484,746
Albemarle Corp.	6,048	1,010,500
Amcor PLC	82,088	968,638
Avery Dennison Corp.	4,363	962,172
	Shares	Value
Materials-(continued)
Ball Corp.	17,121	$1,406,661
Celanese Corp.	6,000	992,700
CF Industries Holdings, Inc.	11,251	598,216
Corteva, Inc.	39,103	1,779,186
Crown Holdings, Inc.	7,141	737,237
Dow, Inc.	39,155	2,678,985
DuPont de Nemours, Inc.	28,279	2,392,121
Eastman Chemical Co.	7,175	899,745
Ecolab, Inc.	13,501	2,903,795
FMC Corp.	6,798	793,259
Freeport-McMoRan, Inc.	76,649	3,274,445
International Flavors & Fragrances, Inc.	13,072	1,851,910
International Paper Co.	19,627	1,238,464
Linde PLC (United Kingdom)	27,504	8,267,702
LyondellBasell Industries N.V., Class A	14,048	1,582,086
Martin Marietta Materials, Inc.	3,273	1,190,226
Mosaic Co. (The)	18,752	677,697
Newmont Corp.	42,060	3,090,569
Nucor Corp.	15,859	1,626,182
Packaging Corp. of America	4,984	740,872
PPG Industries, Inc.	12,444	2,236,436
RPM International, Inc.	6,906	645,918
Sealed Air Corp.	8,252	469,209
Sherwin-Williams Co. (The)	13,420	3,804,973
Steel Dynamics, Inc.	11,056	690,226
Vulcan Materials Co.	6,966	1,277,007
Westrock Co.	13,858	808,199
		55,080,082
Real Estate-2.67%
Alexandria Real Estate Equities, Inc.	6,825	1,216,625
American Tower Corp.	23,354	5,966,013
AvalonBay Communities, Inc.	7,333	1,517,491
Boston Properties, Inc.	7,774	913,911
Camden Property Trust	5,177	649,092
CBRE Group, Inc., Class A(b)	17,685	1,552,389
Crown Castle International Corp.	22,667	4,295,397
Digital Realty Trust, Inc.	14,724	2,231,569
Duke Realty Corp.	19,783	919,118
Equinix, Inc.	4,692	3,456,690
Equity LifeStyle Properties, Inc.	9,153	648,582
Equity Residential	18,606	1,441,035
Essex Property Trust, Inc.	3,416	1,008,711
Extra Space Storage, Inc.	6,891	1,032,341
Healthpeak Properties, Inc.	28,130	938,979
Host Hotels & Resorts, Inc.(b)	37,070	636,492
Invitation Homes, Inc.	29,838	1,082,224
Iron Mountain, Inc.	15,002	653,187
Medical Properties Trust, Inc.	30,004	635,185
Mid-America Apartment Communities, Inc.	6,019	967,253
Omega Healthcare Investors, Inc.	11,920	436,510
Prologis, Inc.	38,864	4,579,734
Public Storage	8,262	2,333,850
Realty Income Corp.	19,623	1,342,213
Regency Centers Corp.	8,033	518,932
SBA Communications Corp., Class A	5,745	1,712,699
Simon Property Group, Inc.	17,278	2,220,050
Sun Communities, Inc.	5,626	941,905
UDR, Inc.	15,495	738,027
Ventas, Inc.	19,690	1,091,811
VEREIT, Inc.	11,742	558,567
VICI Properties, Inc.	28,129	875,656
Vornado Realty Trust	8,640	408,499

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	21,935	$1,640,080
Weyerhaeuser Co.	39,377	1,494,751
WP Carey, Inc.	9,218	695,498
		53,351,066
Utilities-2.51%
AES Corp. (The)	34,974	888,689
Alliant Energy Corp.	13,125	750,094
Ameren Corp.	13,315	1,121,123
American Electric Power Co., Inc.	26,098	2,244,428
American Water Works Co., Inc.	9,576	1,484,472
Atmos Energy Corp.	6,728	667,216
CenterPoint Energy, Inc.	28,961	732,713
CMS Energy Corp.	15,001	941,163
Consolidated Edison, Inc.	17,995	1,389,934
Dominion Energy, Inc.	42,340	3,223,768
DTE Energy Co.	10,176	1,404,186
Duke Energy Corp.	40,396	4,048,487
Edison International	20,022	1,118,629
Entergy Corp.	10,523	1,107,651
Essential Utilities, Inc.	12,359	590,760
Evergy, Inc.	11,912	738,425
Eversource Energy	18,026	1,463,531
Exelon Corp.	51,408	2,319,529
FirstEnergy Corp.	28,687	1,087,524
NextEra Energy, Inc.	102,999	7,541,587
NiSource, Inc.	20,623	525,886
NRG Energy, Inc.	12,835	412,645
PG&E Corp.(b)	78,740	798,424
Pinnacle West Capital Corp.	5,916	500,375
PPL Corp.	40,618	1,182,390
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	26,584	$1,651,398
Sempra Energy	16,647	2,255,502
Southern Co. (The)	55,529	3,549,414
UGI Corp.	10,960	504,708
Vistra Corp.	23,135	374,093
WEC Energy Group, Inc.	16,577	1,556,746
Xcel Energy, Inc.	28,255	2,002,714
		50,178,204
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,880,489,456)		1,996,926,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.82%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,572,513	6,572,513
Invesco Private Prime Fund, 0.09%(d)(e)(f)	9,854,827	9,858,769
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,431,282)		16,431,282
TOTAL INVESTMENTS IN SECURITIES-100.72% (Cost $1,896,920,738)		2,013,358,279
OTHER ASSETS LESS LIABILITIES-(0.72)%		(14,375,385)
NET ASSETS-100.00%		$1,998,982,894

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Ltd.	$1,112	$527,359	$(783)	$60,292	$423	$588,403	$3,567
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	31,548,544	(31,548,544)	-	-	-	82
Invesco Premier U.S. Government Money Portfolio, Institutional Class	817	36,247	(37,064)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,282	35,980,608	(29,422,377)	-	-	6,572,513	149*
Invesco Private Prime Fund	4,903	45,702,778	(35,848,915)	-	3	9,858,769	2,390*
Total	$21,114	$113,795,536	$(96,857,683)	$60,292	$426	$17,019,685	$6,188

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Communication Services-2.68%
Advantage Solutions, Inc.(b)	517	$6,514
AMC Entertainment Holdings, Inc., Class A(b)(c)	3,068	80,136
AMC Networks, Inc., Class A(b)(c)	217	11,649
Angi, Inc., Class A(b)	540	7,657
Anterix, Inc.(b)	93	4,600
ATN International, Inc.	90	4,254
Bandwidth, Inc., Class A(b)(c)	170	20,109
Boingo Wireless, Inc.(b)	343	4,795
Boston Omaha Corp., Class A(b)	127	3,894
Bumble, Inc., Class A(b)	468	22,333
Cardlytics, Inc.(b)	258	27,490
Cargurus, Inc., (Acquired 05/06/2020 - 05/07/2021; Cost $16,769)(b)(d)	620	17,496
Cars.com, Inc.(b)	547	7,992
Cincinnati Bell, Inc.(b)	392	6,037
Cinemark Holdings, Inc.(b)(c)	815	18,468
Clear Channel Outdoor Holdings, Inc.(b)	2,659	6,355
Cogent Communications Holdings, Inc.	345	26,082
Consolidated Communications Holdings, Inc.(b)	579	5,419
CuriosityStream, Inc.(b)	235	2,655
E.W. Scripps Co. (The), Class A	424	8,993
Entercom Communications Corp.(b)	1,002	4,359
Eventbrite, Inc., Class A(b)(c)	527	10,698
EverQuote, Inc., Class A(b)	124	3,910
fuboTV, Inc.(b)	398	9,449
Gannett Co., Inc.(b)	1,073	5,504
Globalstar, Inc.(b)(c)	5,463	8,741
Gogo, Inc.(b)(c)	346	4,713
Gray Television, Inc.	644	14,979
Hemisphere Media Group, Inc.(b)	131	1,620
iHeartMedia, Inc., Class A(b)	900	20,889
IMAX Corp.(b)	407	8,795
Iridium Communications, Inc.(b)	981	37,484
John Wiley & Sons, Inc., Class A	362	22,944
Liberty Latin America Ltd., Class A (Chile)(b)	378	5,394
Liberty Latin America Ltd., Class C (Chile)(b)	1,250	17,975
Liberty Media Corp.-Liberty Braves, Class A(b)	67	1,871
Liberty Media Corp.-Liberty Braves, Class C(b)	308	8,424
Lions Gate Entertainment Corp., Class A(b)(c)	472	9,195
Lions Gate Entertainment Corp., Class B(b)	953	16,563
Loral Space & Communications, Inc.	87	3,293
Madison Square Garden Entertainment Corp.(b)	143	12,760
Madison Square Garden Sports Corp., Class A(b)	119	22,020
Magnite, Inc.(b)(c)	891	26,463
Marcus Corp. (The)(b)	172	3,631
MediaAlpha, Inc., Class A(b)	124	5,248
Meredith Corp.(b)	330	11,114
MSG Networks, Inc., Class A(b)(c)	318	4,904
New York Times Co. (The), Class A	1,218	52,155
Nexstar Media Group, Inc., Class A	351	53,320
ORBCOMM, Inc.(b)	613	6,859
QuinStreet, Inc.(b)	411	7,443
Radius Global Infrastructure, Inc., Class A(b)	472	7,552
Scholastic Corp.	212	7,140
Shenandoah Telecommunications Co.	385	19,208
Sinclair Broadcast Group, Inc., Class A	380	12,802
Skillz, Inc.(b)	795	13,507
TechTarget, Inc.(b)	205	14,414
TEGNA, Inc.	1,691	32,788
Telephone & Data Systems, Inc.	783	20,139
TripAdvisor, Inc.(b)	793	34,456
	Shares	Value
Communication Services-(continued)
TrueCar, Inc.(b)	761	$4,497
United States Cellular Corp.(b)	108	4,077
Vimeo, Inc.(b)	1,068	44,856
WideOpenWest, Inc.(b)	423	7,051
World Wrestling Entertainment, Inc., Class A	379	21,163
Yelp, Inc.(b)	601	24,106
ZoomInfo Technologies, Inc., Class A(b)	759	33,267
Zynga, Inc., Class A(b)	7,446	80,715
		1,097,383
Consumer Discretionary-14.94%
1-800-Flowers.com, Inc., Class A(b)(c)	223	6,795
2U, Inc.(b)(c)	600	21,852
Aaron’s Co., Inc. (The)	271	9,748
Abercrombie & Fitch Co., Class A(b)	507	21,649
Academy Sports & Outdoors, Inc.(b)	296	10,813
Accel Entertainment, Inc.(b)	455	5,970
Acushnet Holdings Corp.	301	16,013
Adient PLC(b)	763	38,196
Adtalem Global Education, Inc.(b)	387	14,079
American Axle & Manufacturing Holdings, Inc.(b)	920	10,304
American Eagle Outfitters, Inc.(c)	1,282	45,421
American Public Education, Inc.(b)	148	4,144
America’s Car-Mart, Inc.(b)	53	8,713
Arko Corp.(b)	404	4,238
Asbury Automotive Group, Inc.(b)	157	31,132
At Home Group, Inc.(b)	527	19,784
Aterian, Inc.(b)	108	1,939
AutoNation, Inc.(b)	434	44,324
Bally’s Corp.(b)	261	15,146
Bed Bath & Beyond, Inc.(b)(c)	935	26,171
Big Lots, Inc.	286	17,429
BJ’s Restaurants, Inc.(b)	181	10,006
Blink Charging Co.(b)	306	10,404
Bloomin’ Brands, Inc.(b)(c)	644	19,030
Boot Barn Holdings, Inc.(b)	236	18,028
Boyd Gaming Corp.(b)	679	43,721
Bright Horizons Family Solutions, Inc.(b)	492	68,009
Brinker International, Inc.(b)	369	22,675
Brunswick Corp.	631	64,507
Buckle, Inc. (The)	241	10,151
Caleres, Inc.	308	7,725
Callaway Golf Co.	765	28,244
Camping World Holdings, Inc., Class A	320	14,205
Canoo, Inc.(b)	868	6,875
Capri Holdings Ltd.(b)	1,226	69,526
CarLotz, Inc.(b)	554	2,427
CarParts.com, Inc.(b)	292	4,771
Carriage Services, Inc.	138	5,294
Carter’s, Inc.	354	36,193
Cavco Industries, Inc.(b)	68	15,046
Century Communities, Inc.(b)	244	19,857
Cheesecake Factory, Inc. (The)(b)	353	20,763
Chegg, Inc.(b)	1,142	87,831
Children’s Place, Inc. (The)(b)	113	10,508
Choice Hotels International, Inc.(b)	293	35,427
Churchill Downs, Inc.	281	56,068
Chuy’s Holdings, Inc.(b)	160	6,632
Citi Trends, Inc.(b)	73	6,084
Columbia Sportswear Co.	269	27,634
Container Store Group, Inc. (The)(b)	266	3,607
Cooper Tire & Rubber Co.	410	24,346
Core-Mark Holding Co., Inc.	365	16,739
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Cracker Barrel Old Country Store, Inc.	183	$28,863
Crocs, Inc.(b)	532	53,860
Dana, Inc.	1,175	31,878
Dave & Buster’s Entertainment, Inc.(b)	309	13,065
Deckers Outdoor Corp.(b)	228	76,480
Denny’s Corp.(b)	517	9,089
Designer Brands, Inc., Class A(b)	499	8,728
Dick’s Sporting Goods, Inc.	534	52,081
Dillard’s, Inc., Class A(c)	51	6,727
Dine Brands Global, Inc.(b)	127	12,059
Dorman Products, Inc.(b)	236	24,162
Duluth Holdings, Inc., Class B(b)(c)	167	2,689
El Pollo Loco Holdings, Inc.(b)	163	2,748
Ethan Allen Interiors, Inc.	174	5,023
Everi Holdings, Inc.(b)	698	14,470
Extended Stay America, Inc.	1,298	25,584
Fisker, Inc.(b)	1,152	15,276
Five Below, Inc.(b)	454	83,590
Floor & Decor Holdings, Inc., Class A(b)	847	83,269
Foot Locker, Inc.	761	48,164
Fox Factory Holding Corp.(b)	339	52,708
Franchise Group, Inc.	196	7,240
frontdoor, inc.(b)	695	37,321
Funko, Inc., Class A(b)	162	4,252
GameStop Corp., Class A(b)(c)	453	100,566
GAN, Ltd. (United Kingdom)(b)	243	4,204
Gap, Inc. (The)	1,822	60,946
Genesco, Inc.(b)	116	6,380
Gentex Corp.	1,978	70,219
Gentherm, Inc.(b)	265	19,220
G-III Apparel Group Ltd.(b)	353	11,663
Golden Entertainment, Inc.(b)	149	6,353
Goodyear Tire & Rubber Co. (The)(b)	1,894	37,558
GoPro, Inc., Class A(b)(c)	946	10,614
Graham Holdings Co., Class B	32	21,201
Grand Canyon Education, Inc.(b)	381	34,648
Green Brick Partners, Inc.(b)	267	6,232
Group 1 Automotive, Inc.	139	22,168
Groupon, Inc.(b)(c)	199	9,403
GrowGeneration Corp.(b)(c)	355	15,766
Grubhub, Inc.(b)	753	45,263
Guess?, Inc.	310	9,105
H&R Block, Inc.	1,489	36,957
Hanesbrands, Inc.	2,832	55,337
Harley-Davidson, Inc.	1,245	60,345
Haverty Furniture Cos., Inc., (Acquired 09/19/2017 - 05/07/2021; Cost $4,477)(d)	126	5,788
Helen of Troy Ltd.(b)(c)	198	41,675
Hibbett Sports, Inc.(b)	135	11,443
Hilton Grand Vacations, Inc.(b)	691	31,599
Houghton Mifflin Harcourt Co.(b)	1,033	10,268
Hovnanian Enterprises, Inc., Class A(b)	39	5,555
Hyatt Hotels Corp., Class A(b)(c)	319	24,908
Installed Building Products, Inc.	193	22,890
iRobot Corp.(b)(c)	229	22,373
Jack in the Box, Inc.	185	21,016
Johnson Outdoors, Inc., Class A	47	5,743
KB Home	670	31,363
Kohl’s Corp.	1,280	71,027
Kontoor Brands, Inc.	394	25,224
Lands’ End, Inc.(b)	106	2,715
Laureate Education, Inc., Class A(b)	835	12,199
	Shares	Value
Consumer Discretionary-(continued)
La-Z-Boy, Inc.	376	$15,502
LCI Industries	204	30,406
Leggett & Platt, Inc.	1,080	59,432
Leslie’s, Inc.(b)	759	22,132
Levi Strauss & Co., Class A	596	15,949
LGI Homes, Inc.(b)	182	32,907
Lindblad Expeditions Holdings, Inc.(b)(c)	243	4,136
Lithia Motors, Inc., Class A	240	84,478
Lordstown Motors Corp., Class A(b)	932	9,227
Lovesac Co. (The)(b)	101	8,385
Lumber Liquidators Holdings, Inc.(b)	235	5,353
Luminar Technologies, Inc.(b)	1,333	27,340
M.D.C. Holdings, Inc.	455	26,367
M/I Homes, Inc.(b)	237	16,713
Macy’s, Inc.(b)	2,521	46,084
Malibu Boats, Inc., Class A(b)	169	13,253
MarineMax, Inc.(b)	179	9,206
Marriott Vacations Worldwide Corp.(b)	317	54,616
Mattel, Inc.(b)	2,827	59,961
Meritage Homes Corp.(b)	304	32,732
Modine Manufacturing Co.(b)	418	7,353
Monarch Casino & Resort, Inc.(b)	112	7,992
Monro, Inc.	271	16,894
Movado Group, Inc.	128	3,549
Murphy USA, Inc.	210	28,310
National Vision Holdings, Inc.(b)	658	32,683
Nautilus, Inc.(b)(c)	246	4,430
Nordstrom, Inc.(b)(c)	896	30,052
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,950	94,105
ODP Corp. (The)(b)	434	18,983
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	478	41,318
OneSpaWorld Holdings Ltd. (Bahamas)(b)	440	4,932
Overstock.com, Inc.(b)	347	29,644
Oxford Industries, Inc.	137	13,118
Papa John’s International, Inc.	254	23,863
Patrick Industries, Inc.	180	15,426
Penn National Gaming, Inc.(b)	1,261	103,364
Penske Automotive Group, Inc.	261	22,339
Perdoceo Education Corp.(b)	569	6,936
Petco Health & Wellness Co., Inc.(b)	460	10,419
PetMed Express, Inc.(c)	165	4,768
Planet Fitness, Inc., Class A(b)	672	52,933
Playa Hotels & Resorts N.V.(b)	940	6,871
PLBY Group, Inc.(b)	109	4,967
Polaris, Inc.	478	62,723
Porch Group, Inc.(b)	617	10,563
Poshmark, Inc., Class A(b)	61	2,836
PubMatic, Inc., Class A(b)	55	1,626
Purple Innovation, Inc.(b)	485	13,832
PVH Corp.(b)	578	66,366
Quotient Technology, Inc.(b)	639	7,515
Qurate Retail, Inc., Class A	3,149	42,921
Ralph Lauren Corp.(b)	391	48,515
RealReal, Inc. (The)(b)(c)	617	10,779
Red Rock Resorts, Inc., Class A(b)	520	23,270
Rent-A-Center, Inc.	418	25,837
Revolve Group, Inc.(b)	269	14,913
RH(b)(c)	136	87,183
Rush Street Interactive, Inc.(b)	385	4,778
Ruth’s Hospitality Group, Inc.(b)	269	6,494
Sally Beauty Holdings, Inc.(b)	916	19,978
Scientific Games Corp.(b)	734	53,244

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
SeaWorld Entertainment, Inc.(b)	414	$22,534
Service Corp. International	1,376	72,956
Shake Shack, Inc., Class A(b)(c)	296	27,818
Shoe Carnival, Inc.	75	5,063
Shutterstock, Inc.	192	17,424
Signet Jewelers Ltd.(b)	425	25,746
Six Flags Entertainment Corp.(b)	588	26,713
Skechers U.S.A., Inc., Class A(b)	1,101	52,297
Skyline Champion Corp.(b)	414	20,969
Sleep Number Corp.(b)	206	22,967
Smith & Wesson Brands, Inc.	455	9,673
Sonic Automotive, Inc., Class A	180	8,681
Sonos, Inc.(b)	972	35,964
Sportsman’s Warehouse Holdings, Inc.(b)	354	6,301
Stamps.com, Inc.(b)	149	27,964
Standard Motor Products, Inc.	163	7,338
Steven Madden Ltd.	675	27,945
Stitch Fix, Inc., Class A(b)	486	25,982
Stoneridge, Inc.(b)	219	6,666
Strategic Education, Inc.	188	13,318
Stride, Inc.(b)	337	9,059
Sturm Ruger & Co., Inc.	142	11,209
Tapestry, Inc.(b)	2,256	101,272
Taylor Morrison Home Corp., Class A(b)	1,046	30,983
Tempur Sealy International, Inc.	1,584	60,984
Tenneco, Inc., Class A(b)	459	7,197
Terminix Global Holdings, Inc.(b)	1,073	52,942
Texas Roadhouse, Inc.(b)	536	53,981
Thor Industries, Inc.	450	55,350
Toll Brothers, Inc.	948	61,848
TopBuild Corp.(b)	268	53,077
Travel + Leisure Co.	698	45,475
Tri Pointe Homes, Inc.(b)	968	23,348
Tupperware Brands Corp.(b)	400	10,256
Under Armour, Inc., Class A(b)	1,531	34,570
Under Armour, Inc., Class C(b)	1,601	30,515
Universal Electronics, Inc.(b)	112	5,607
Urban Outfitters, Inc.(b)	556	21,773
Veoneer, Inc. (Sweden)(b)(c)	862	20,404
Vista Outdoor, Inc.(b)	473	20,618
Visteon Corp.(b)	226	27,676
Vivint Smart Home, Inc.(b)	495	6,885
Vroom, Inc.(b)(c)	550	24,315
Vuzix Corp.(b)	330	5,762
Wendy’s Co. (The)	1,547	35,921
Williams-Sonoma, Inc.	619	104,945
Wingstop, Inc.	241	34,386
Winmark Corp.	24	4,700
Winnebago Industries, Inc.	259	19,156
Wolverine World Wide, Inc.	667	24,319
Workhorse Group, Inc.(b)(c)	881	8,255
WW International, Inc.(b)	420	16,506
Wyndham Hotels & Resorts, Inc.	756	56,745
XL Fleet Corp.(b)	564	3,892
XPEL, Inc.(b)(e)	134	10,988
YETI Holdings, Inc.(b)	672	58,867
Zumiez, Inc.(b)	176	7,712
		6,124,071
Consumer Staples-3.39%
Andersons, Inc. (The)	256	7,956
AppHarvest, Inc.(b)	437	7,276
B&G Foods, Inc.(c)	521	15,943
	Shares	Value
Consumer Staples-(continued)
BellRing Brands, Inc., Class A(b)	321	$9,206
Beyond Meat, Inc.(b)(c)	459	66,748
BJ’s Wholesale Club Holdings, Inc.(b)	1,115	49,941
Calavo Growers, Inc.	136	9,683
Cal-Maine Foods, Inc.	303	10,578
Casey’s General Stores, Inc.	300	66,252
Celsius Holdings, Inc.(b)	265	17,368
Central Garden & Pet Co.(b)(c)	78	4,285
Central Garden & Pet Co., Class A(b)	326	16,447
Chefs’ Warehouse, Inc. (The)(b)	272	8,367
Coca-Cola Consolidated, Inc.	40	16,197
Coty, Inc., Class A(b)	2,490	22,186
Darling Ingredients, Inc.(b)	1,316	90,093
Edgewell Personal Care Co.	419	19,014
elf Beauty, Inc.(b)	375	10,500
Energizer Holdings, Inc.	500	23,020
Flowers Foods, Inc.	1,633	39,339
Fresh Del Monte Produce, Inc.	289	9,673
Freshpet, Inc.(b)	350	61,887
Grocery Outlet Holding Corp.(b)(c)	688	23,440
Hain Celestial Group, Inc. (The)(b)	689	28,084
Herbalife Nutrition Ltd.(b)	815	42,845
Hostess Brands, Inc.(b)(c)	1,060	16,621
Ingles Markets, Inc., Class A	116	7,185
Ingredion, Inc.	545	51,737
Inter Parfums, Inc.	140	10,707
J&J Snack Foods Corp.	123	21,596
John B. Sanfilippo & Son, Inc.	72	6,718
Lancaster Colony Corp.	157	29,307
Landec Corp.(b)	238	2,849
Medifast, Inc.	91	30,235
MGP Ingredients, Inc.	110	7,666
Mission Produce, Inc.(b)	115	2,336
National Beverage Corp.	190	9,487
Nu Skin Enterprises, Inc., Class A	413	24,846
Performance Food Group Co.(b)	1,086	54,441
Pilgrim’s Pride Corp.(b)	395	9,496
Post Holdings, Inc.(b)	497	57,418
PriceSmart, Inc.	200	17,660
Reynolds Consumer Products, Inc.	511	15,402
Rite Aid Corp.(b)(c)	449	8,203
Sanderson Farms, Inc.	163	26,528
Seaboard Corp.	2	7,330
Simply Good Foods Co. (The)(b)(c)	700	24,171
SpartanNash Co.	291	6,102
Spectrum Brands Holdings, Inc.	329	29,245
Sprouts Farmers Market, Inc.(b)	958	25,483
Tattooed Chef, Inc.(b)	291	6,192
Tootsie Roll Industries, Inc.(c)	131	4,099
TreeHouse Foods, Inc.(b)	454	22,114
Turning Point Brands, Inc.	117	5,004
United Natural Foods, Inc.(b)	456	17,310
Universal Corp.	199	11,152
US Foods Holding Corp.(b)	1,706	66,432
USANA Health Sciences, Inc.(b)	102	10,785
Utz Brands, Inc.(c)	497	11,481
Vector Group Ltd.	1,058	14,547
Veru, Inc.(b)	509	4,494
Village Super Market, Inc., Class A	67	1,615
Vital Farms, Inc.(b)(c)	129	2,746

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
WD-40 Co.	111	$27,173
Weis Markets, Inc.	142	7,225
		1,391,466
Energy-3.86%
Alto Ingredients, Inc.(b)	558	3,722
Antero Midstream Corp.	2,517	24,163
Antero Resources Corp.(b)	2,201	28,415
APA Corp.	3,061	63,669
Arch Resources, Inc.(b)	124	7,077
Archrock, Inc.	1,054	9,697
Bonanza Creek Energy, Inc.(b)	174	7,475
Brigham Minerals, Inc., Class A	353	6,403
Bristow Group, Inc.(b)	60	1,637
Cabot Oil & Gas Corp.	3,243	53,185
Cactus, Inc., Class A	430	15,067
California Resources Corp.(b)	338	9,805
Callon Petroleum Co.(b)	375	14,426
Centennial Resource Development, Inc., Class A(b)	1,473	7,792
ChampionX Corp.(b)	1,542	40,863
Chesapeake Energy Corp.	596	31,469
Cimarex Energy Co.	835	56,571
Clean Energy Fuels Corp.(b)	1,208	9,567
CNX Resources Corp.(b)	1,783	24,284
Comstock Resources, Inc.(b)	661	3,721
Contango Oil & Gas Co.(b)	889	3,876
Continental Resources, Inc.	593	19,314
Core Laboratories N.V.(c)	362	15,132
CVR Energy, Inc.	245	5,084
Delek US Holdings, Inc.	509	11,346
Denbury, Inc.(b)	406	27,210
Diamondback Energy, Inc.	1,395	111,698
DMC Global, Inc.(b)	149	7,893
Dorian LPG Ltd.(b)	236	3,354
Dril-Quip, Inc.(b)	288	9,657
EnLink Midstream LLC(b)	2,188	10,677
EQT Corp.(b)	2,264	47,272
Equitrans Midstream Corp.	3,347	27,579
Extraction Oil & Gas, Inc.(b)	135	6,631
Frank’s International N.V.(b)	1,287	4,324
Gevo, Inc.(b)	1,608	12,157
Green Plains, Inc.(b)	351	11,193
Helix Energy Solutions Group, Inc.(b)	1,163	6,083
Helmerich & Payne, Inc.	876	24,747
HollyFrontier Corp.	1,253	40,685
International Seaways, Inc.(c)	194	3,888
Kosmos Energy Ltd. (Ghana)(b)	3,312	10,532
Liberty Oilfield Services, Inc., Class A(b)	738	11,041
Magnolia Oil & Gas Corp., Class A(b)	1,137	14,690
Marathon Oil Corp.	6,407	77,589
Matador Resources Co.	949	29,077
Murphy Oil Corp.	1,247	27,047
Nabors Industries Ltd.(b)	54	5,055
NexTier Oilfield Solutions, Inc.(b)	1,310	5,568
Northern Oil and Gas, Inc.(b)	368	6,701
NOV, Inc.(b)	3,152	50,810
Oasis Petroleum, Inc.	163	14,443
Oceaneering International, Inc.(b)	806	11,502
Ovintiv, Inc.	2,110	56,189
Par Pacific Holdings, Inc.(b)	329	4,580
Patterson-UTI Energy, Inc.	1,524	12,756
PBF Energy, Inc., Class A(b)	781	12,605
PDC Energy, Inc.(b)	810	34,198
	Shares	Value
Energy-(continued)
Plains GP Holdings L.P., Class A(c)	1,448	$15,798
ProPetro Holding Corp.(b)	615	6,113
Range Resources Corp.(b)	1,994	27,039
Renewable Energy Group, Inc.(b)(c)	356	21,741
REX American Resources Corp.(b)	44	4,225
RPC, Inc.(b)	523	2,568
Select Energy Services, Inc., Class A(b)	500	2,840
SM Energy Co.	885	17,612
Southwestern Energy Co.(b)	5,462	28,239
Talos Energy, Inc.(b)	230	3,261
Targa Resources Corp.	1,671	64,935
TechnipFMC PLC (United Kingdom)(b)	3,467	29,782
Tellurian, Inc.(b)	2,197	9,579
Texas Pacific Land Corp.	50	72,656
Transocean Ltd.(b)(c)	4,745	17,936
US Silica Holdings, Inc.(b)	603	6,187
Viper Energy Partners L.P.	477	8,600
Whiting Petroleum Corp.(b)	317	14,515
World Fuel Services Corp.	511	15,703
		1,582,520
Financials-15.40%
1st Source Corp.	143	7,074
Affiliated Managers Group, Inc.	346	56,744
Allegiance Bancshares, Inc.	156	6,327
Altabancorp	99	4,554
Amalgamated Financial Corp.	114	1,855
Ambac Financial Group, Inc.(b)	372	5,613
Amerant Bancorp, Inc.(b)	176	4,245
American Equity Investment Life Holding Co.	700	21,350
American National Group, Inc.	66	9,901
Ameris Bancorp	564	30,986
AMERISAFE, Inc.	157	10,288
Apollo Commercial Real Estate Finance, Inc.	1,135	17,763
Arbor Realty Trust, Inc.	956	17,437
Ares Commercial Real Estate Corp.	312	4,733
Ares Management Corp., Class A	911	50,269
Argo Group International Holdings Ltd.	282	15,126
ARMOUR Residential REIT, Inc.	531	6,367
Arrow Financial Corp.	126	4,675
Artisan Partners Asset Management, Inc., Class A	527	26,919
Assetmark Financial Holdings, Inc.(b)	148	3,857
Associated Banc-Corp.	1,241	28,531
Assured Guaranty Ltd.	656	31,245
Atlantic Union Bankshares Corp.	639	26,212
AXIS Capital Holdings Ltd.	617	33,096
Axos Financial, Inc.(b)	431	20,434
B. Riley Financial, Inc.	120	8,837
Banc of California, Inc.	367	6,426
BancFirst Corp.	146	10,070
Bancorp, Inc. (The)(b)	421	10,205
BancorpSouth Bank	848	25,932
Bank First Corp.	56	3,988
Bank of Hawaii Corp.	326	29,255
Bank of Marin Bancorp	98	3,304
Bank OZK	992	42,368
BankUnited, Inc.	756	36,129
Banner Corp.	286	16,740
Bar Harbor Bankshares	121	3,683
Berkshire Hills Bancorp, Inc.	413	11,461
BGC Partners, Inc., Class A	2,360	13,924
Blackstone Mortgage Trust, Inc., Class A	1,134	36,322
Blucora, Inc.(b)	391	6,780

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
BOK Financial Corp.	254	$23,124
Boston Private Financial Holdings, Inc.	669	10,256
Brighthouse Financial, Inc.(b)	710	34,549
Brightsphere Investment Group, Inc.	487	10,845
Broadmark Realty Capital, Inc.	1,020	10,496
Brookline Bancorp, Inc.	634	10,689
BRP Group, Inc., Class A(b)	335	8,234
Bryn Mawr Bank Corp.	162	7,744
Byline Bancorp, Inc.	204	4,708
Cadence BanCorp	1,023	22,895
Camden National Corp.	121	5,762
Cannae Holdings, Inc.(b)	670	24,020
Capital City Bank Group, Inc.	110	2,948
Capitol Federal Financial, Inc.	1,070	13,846
Capstead Mortgage Corp., (Acquired 09/19/2017 - 05/27/2021; Cost $4,768)(d)	767	4,947
Cathay General Bancorp	614	25,592
CBTX, Inc.	140	4,144
Central Pacific Financial Corp.	228	6,318
Century Bancorp, Inc., Class A	22	2,510
Chimera Investment Corp.	1,872	26,451
CIT Group, Inc.	801	42,437
City Holding Co.	128	10,268
CNO Financial Group, Inc.	1,093	29,030
Cohen & Steers, Inc.	194	14,187
Colony Credit Real Estate, Inc.	686	6,483
Columbia Banking System, Inc.	581	25,076
Columbia Financial, Inc.(b)	406	7,215
Comerica, Inc.	1,131	88,772
Commerce Bancshares, Inc.	855	66,587
Community Bank System, Inc.	435	35,287
Community Trust Bancorp, Inc.	130	5,743
ConnectOne Bancorp, Inc.	291	8,058
Cowen, Inc., Class A	196	7,709
Crawford & Co., Class A	125	1,209
Credit Acceptance Corp.(b)(c)	75	33,560
CrossFirst Bankshares, Inc.(b)	378	5,560
Cullen/Frost Bankers, Inc.	488	58,906
Customers Bancorp, Inc.(b)	245	9,273
CVB Financial Corp.	1,046	23,200
Diamond Hill Investment Group, Inc.	24	4,210
Dime Community Bancshares, Inc.	267	9,268
Donegal Group, Inc., Class A	108	1,651
Donnelley Financial Solutions, Inc.(b)	249	7,423
Dynex Capital, Inc.	247	4,829
Eagle Bancorp, Inc.	258	14,742
East West Bancorp, Inc.	1,149	85,922
Eastern Bankshares, Inc.	1,364	30,554
eHealth, Inc.(b)(c)	200	13,050
Ellington Financial, Inc.	355	6,702
Employers Holdings, Inc.	230	9,706
Encore Capital Group, Inc.(b)	254	11,758
Enova International, Inc.(b)	290	10,982
Enstar Group Ltd.(b)	98	24,881
Enterprise Financial Services Corp.	241	11,908
Essent Group Ltd.	913	43,678
Evercore, Inc., Class A	341	49,738
F.N.B. Corp.	2,610	35,000
FB Financial Corp.	268	11,216
Federal Agricultural Mortgage Corp., Class C	75	7,610
Federated Hermes, Inc., Class B	766	24,359
First American Financial Corp.	892	57,365
	Shares	Value
Financials-(continued)
First Bancorp	1,772	$22,664
First Bancorp/Southern Pines NC	233	10,338
First Bancshares, Inc. (The)	171	6,678
First Busey Corp.	420	11,252
First Citizens BancShares, Inc., Class A(c)	46	39,588
First Commonwealth Financial Corp.	781	11,832
First Community Bancshares, Inc.	129	4,020
First Financial Bancorp	791	20,147
First Financial Bankshares, Inc.	1,097	55,234
First Financial Corp.	93	4,220
First Foundation, Inc.	308	7,731
First Hawaiian, Inc.	1,063	29,934
First Horizon Corp.	4,510	86,006
First Interstate BancSystem, Inc., Class A	334	15,721
First Merchants Corp.	437	20,251
First Mid Bancshares, Inc.	117	5,136
First Midwest Bancorp, Inc.	928	19,423
First of Long Island Corp. (The)	194	4,365
FirstCash, Inc.	333	26,547
Flagstar Bancorp, Inc.	428	19,602
Flushing Financial Corp.	212	4,954
Focus Financial Partners, Inc., Class A(b)	345	17,488
Freedom Holding Corp. (Kazakhstan)(b)(c)	142	7,216
Fulton Financial Corp.	1,318	22,841
Genworth Financial, Inc., Class A(b)	4,105	17,241
German American Bancorp, Inc.	205	8,569
Glacier Bancorp, Inc.	774	45,086
GoHealth, Inc., Class A(b)	400	4,548
Goosehead Insurance, Inc., Class A(c)	149	13,391
Granite Point Mortgage Trust, Inc.	449	6,457
Great Southern Bancorp, Inc.	89	5,028
Great Western Bancorp, Inc.	448	14,990
Green Dot Corp., Class A(b)	394	15,992
Hamilton Lane, Inc., Class A	269	24,310
Hancock Whitney Corp.	702	34,756
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	634	31,199
Hanover Insurance Group, Inc. (The)	295	41,150
HarborOne Bancorp, Inc.	418	6,207
HCI Group, Inc.	52	4,189
Heartland Financial USA, Inc.	325	16,169
Heritage Commerce Corp.	487	5,776
Heritage Financial Corp.	292	8,471
Heritage Insurance Holdings, Inc.	204	1,699
Hilltop Holdings, Inc.	534	19,838
Home BancShares, Inc.	1,273	34,829
HomeStreet, Inc.	177	7,969
Hope Bancorp, Inc.	1,001	15,315
Horace Mann Educators Corp.	336	13,396
Horizon Bancorp, Inc.	321	5,939
Houlihan Lokey, Inc.	418	31,304
Independence Holding Co.	41	1,805
Independent Bank Corp.	267	21,790
Independent Bank Corp.	169	3,938
Independent Bank Group, Inc.	298	23,468
Interactive Brokers Group, Inc., Class A	663	44,593
International Bancshares Corp.	436	20,230
Invesco Mortgage Capital, Inc.(c)(f)	1,875	6,375
Investors Bancorp, Inc.	1,913	28,465
James River Group Holdings Ltd.	294	10,266
Janus Henderson Group PLC	1,259	48,484
Jefferies Financial Group, Inc.	1,725	55,424

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Kearny Financial Corp.	616	$8,076
Kemper Corp.	532	39,831
Kinsale Capital Group, Inc.	175	29,131
KKR Real Estate Finance Trust, Inc.	248	5,302
Ladder Capital Corp.	879	10,284
Lakeland Bancorp, Inc.	410	7,794
Lakeland Financial Corp.	205	12,651
Lemonade, Inc.(b)(c)	298	26,960
LendingClub Corp.(b)	713	10,895
LendingTree, Inc.(b)(c)	96	19,704
Live Oak Bancshares, Inc.	255	15,448
LPL Financial Holdings, Inc.	647	95,678
Luther Burbank Corp.	127	1,542
MBIA, Inc.(b)	394	3,936
Mercantile Bank Corp.	126	4,070
Merchants Bancorp	82	3,522
Mercury General Corp.	224	14,246
Meridian Bancorp, Inc.	383	8,445
Meta Financial Group, Inc.	249	13,200
MetroMile, Inc.(b)	615	5,215
MFA Financial, Inc.	3,304	14,438
MGIC Investment Corp.	2,750	40,480
Midland States Bancorp, Inc.	172	4,792
MidWestOne Financial Group, Inc.	124	3,911
Moelis & Co., Class A	471	25,288
Morningstar, Inc.	192	45,310
Mr. Cooper Group, Inc.(b)	581	20,097
National Bank Holdings Corp., Class A	249	9,860
National Western Life Group, Inc., Class A	19	4,655
Navient Corp.	1,512	27,624
NBT Bancorp, Inc.	354	13,802
Nelnet, Inc., Class A	132	9,969
New Residential Investment Corp.	3,733	39,495
New York Community Bancorp, Inc.	3,767	45,091
New York Mortgage Trust, Inc.	3,067	13,863
Nicolet Bankshares, Inc.(b)	73	5,789
NMI Holdings, Inc., Class A(b)	658	15,917
Northfield Bancorp, Inc.	381	6,450
Northwest Bancshares, Inc.	979	13,863
OceanFirst Financial Corp.	491	10,856
OFG Bancorp	417	10,050
Old National Bancorp	1,343	25,584
Old Republic International Corp.	2,346	61,606
OneMain Holdings, Inc.	655	37,885
Open Lending Corp., Class A(b)	728	28,086
Origin Bancorp, Inc.	181	7,991
Pacific Premier Bancorp, Inc.	690	31,719
PacWest Bancorp	962	43,454
Palomar Holdings, Inc.(b)	197	14,381
Park National Corp.	126	15,942
Peapack-Gladstone Financial Corp.	154	5,116
PennyMac Financial Services, Inc.	450	28,175
PennyMac Mortgage Investment Trust	795	15,582
Peoples Bancorp, Inc.	159	5,164
People’s United Financial, Inc.	3,455	65,334
Pinnacle Financial Partners, Inc.	617	56,098
Piper Sandler Cos.	149	18,992
PJT Partners, Inc., Class A	183	13,326
Popular, Inc.	684	55,821
PRA Group, Inc.(b)	370	14,404
Preferred Bank	121	8,263
Premier Financial Corp.	303	9,242
	Shares	Value
Financials-(continued)
Primerica, Inc.	320	$51,907
ProAssurance Corp.	437	10,641
PROG Holdings, Inc.	545	28,732
Prosperity Bancshares, Inc.	752	56,588
Provident Financial Services, Inc.	630	15,914
QCR Holdings, Inc.	128	6,120
Radian Group, Inc.	1,555	36,309
Ready Capital Corp.	467	7,108
Redwood Trust, Inc.	910	10,128
Renasant Corp.	456	20,164
Republic Bancorp, Inc., Class A	83	3,855
RLI Corp.	330	34,808
Rocket Cos., Inc., Class A	1,101	19,499
S&T Bancorp, Inc.	319	10,824
Safety Insurance Group, Inc.	121	10,298
Sandy Spring Bancorp, Inc.	382	17,748
Seacoast Banking Corp. of Florida(b)	449	16,644
Selective Insurance Group, Inc.	487	36,657
Selectquote, Inc.(b)	463	9,408
ServisFirst Bancshares, Inc.	394	27,367
Signature Bank	435	108,641
Silvergate Capital Corp., Class A(b)	192	21,389
Simmons First National Corp., Class A	878	26,779
SiriusPoint Ltd. (Bermuda)(b)	687	7,227
SLM Corp.	2,657	53,804
South State Corp.	577	51,243
Southside Bancshares, Inc.	254	10,881
Starwood Property Trust, Inc.	2,318	58,854
State Auto Financial Corp.	143	2,703
StepStone Group, Inc., Class A	312	9,890
Sterling Bancorp	1,566	41,718
Stewart Information Services Corp.	217	13,096
Stifel Financial Corp.	852	59,027
Stock Yards Bancorp, Inc.	175	9,405
StoneX Group, Inc.(b)	135	9,140
Synovus Financial Corp.	1,202	59,042
TCF Financial Corp.	1,238	58,805
Texas Capital Bancshares, Inc.(b)	410	28,241
TFS Financial Corp.	456	10,105
Tompkins Financial Corp.	121	9,819
Towne Bank	590	18,898
TPG RE Finance Trust, Inc., (Acquired 05/06/2020 - 05/07/2021; Cost $4,706)(d)	396	5,164
TriCo Bancshares	242	11,604
TriState Capital Holdings, Inc.(b)	228	5,242
Triumph Bancorp, Inc.(b)	192	16,080
Trupanion, Inc.(b)	272	24,526
TrustCo Bank Corp.	157	6,136
Trustmark Corp.	515	17,278
Two Harbors Investment Corp.	2,222	15,976
UMB Financial Corp.	370	35,783
Umpqua Holdings Corp.	1,789	34,134
United Bankshares, Inc.	1,049	43,208
United Community Banks, Inc.	704	24,344
United Fire Group, Inc.	173	5,302
Universal Insurance Holdings, Inc.	228	3,215
Univest Financial Corp.	238	6,940
Unum Group	1,654	51,224
Upstart Holdings, Inc.(b)	154	22,826
UWM Holdings Corp.	753	6,694
Valley National Bancorp	3,279	46,955
Veritex Holdings, Inc.	401	14,087

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Victory Capital Holdings, Inc., Class A	131	$3,933
Virtu Financial, Inc., Class A	744	22,655
Virtus Investment Partners, Inc.	61	17,155
Walker & Dunlop, Inc.	241	24,471
Washington Federal, Inc.	617	20,571
Washington Trust Bancorp, Inc.	140	7,699
Waterstone Financial, Inc.	173	3,422
Watford Holdings Ltd., Class A (Bermuda)(b)	129	4,507
Webster Financial Corp.	732	41,490
WesBanco, Inc.	546	21,250
Westamerica Bancorporation	217	13,612
Western Alliance Bancorporation	821	82,108
White Mountains Insurance Group Ltd.	25	29,834
Wintrust Financial Corp.	461	37,074
WisdomTree Investments, Inc.	913	6,117
World Acceptance Corp.(b)(c)	32	5,140
WSFS Financial Corp.	388	20,645
Zions Bancorporation N.A.	1,334	77,212
		6,312,793
Health Care-14.52%
1Life Healthcare, Inc.(b)	667	24,679
4D Molecular Therapeutics, Inc.(b)	76	2,019
Acadia Healthcare Co., Inc.(b)	686	44,151
Acadia Pharmaceuticals, Inc.(b)	974	21,759
Accelerate Diagnostics, Inc.(b)(c)	265	2,011
Acceleron Pharma, Inc.(b)	443	57,984
Accolade, Inc.(b)	261	13,178
Aclaris Therapeutics, Inc.(b)	294	6,539
AdaptHealth Corp.(b)	466	12,205
Adaptive Biotechnologies Corp.(b)	734	27,753
Addus HomeCare Corp.(b)	128	12,310
Adverum Biotechnologies, Inc.(b)	475	1,644
Aerie Pharmaceuticals, Inc.(b)(c)	362	5,897
Agenus, Inc.(b)	1,312	5,589
Agios Pharmaceuticals, Inc.(b)(c)	509	28,392
Akebia Therapeutics, Inc.(b)	1,184	4,156
Akero Therapeutics, Inc.(b)	127	3,325
Akouos, Inc.(b)(c)	97	1,267
Albireo Pharma, Inc.(b)	124	4,148
Alder Biopharmaceuticals, Inc., CVR, Rts., expiring 10/23/2021(b)(g)	48	42
Alector, Inc.(b)(c)	420	7,476
Aligos Therapeutics, Inc.(b)	124	3,457
Alkermes PLC(b)	1,293	29,312
Allakos, Inc.(b)	256	25,969
Allogene Therapeutics, Inc.(b)	628	16,140
Allovir, Inc.(b)	291	6,821
Allscripts Healthcare Solutions, Inc.(b)	1,283	22,311
Alphatec Holdings, Inc.(b)	502	7,279
ALX Oncology Holdings, Inc.(b)	66	3,733
Amedisys, Inc.(b)	266	68,726
American Well Corp., Class A(b)	418	5,204
Amicus Therapeutics, Inc.(b)	1,717	15,899
AMN Healthcare Services, Inc.(b)	382	33,883
Amneal Pharmaceuticals, Inc.(b)	780	4,415
Amphastar Pharmaceuticals, Inc.(b)	308	5,827
AnaptysBio, Inc.(b)	144	3,437
Anavex Life Sciences Corp.(b)	540	6,723
AngioDynamics, Inc.(b)	308	7,121
ANI Pharmaceuticals, Inc.(b)	80	2,748
Anika Therapeutics, Inc.(b)	116	5,411
Annexon, Inc.(b)(c)	124	2,619
	Shares	Value
Health Care-(continued)
Antares Pharma, Inc.(b)	1,286	$5,105
Apellis Pharmaceuticals, Inc.(b)	490	27,577
Apollo Medical Holdings, Inc.(b)	244	8,511
Applied Molecular Transport, Inc.(b)(c)	85	4,075
Applied Therapeutics, Inc.(b)	137	2,635
Apria, Inc.(b)	72	2,192
Arcturus Therapeutics Holdings, Inc.(b)	171	4,997
Arcus Biosciences, Inc.(b)	317	7,868
Arcutis Biotherapeutics, Inc.(b)(c)	203	5,349
Ardelyx, Inc.(b)	439	3,139
Arena Pharmaceuticals, Inc.(b)	465	28,416
Arrowhead Pharmaceuticals, Inc.(b)	801	58,153
Arvinas, Inc.(b)	290	21,095
Aspira Women’s Health, Inc.(b)	408	2,281
Atara Biotherapeutics, Inc.(b)	577	7,824
Atea Pharmaceuticals, Inc.(b)	134	2,736
Athenex, Inc.(b)(c)	493	2,312
Athersys, Inc.(b)	1,572	2,625
Atreca, Inc., Class A(b)(c)	196	1,768
AtriCure, Inc.(b)	347	25,931
Atrion Corp.	12	7,452
Avanos Medical, Inc.(b)	389	15,599
Avid Bioservices, Inc.(b)	494	10,512
Avidity Biosciences, Inc.(b)	137	3,252
Avrobio, Inc.(b)	287	2,580
AxoGen, Inc.(b)	313	6,354
Axonics, Inc.(b)(c)	243	14,019
Axsome Therapeutics, Inc.(b)(c)	197	11,960
Beam Therapeutics, Inc.(b)(c)	249	19,479
BioAtla, Inc.(b)	67	2,884
BioCryst Pharmaceuticals, Inc.(b)(c)	1,436	22,646
BioDelivery Sciences International, Inc.(b)	698	2,464
Biohaven Pharmaceutical Holding Co. Ltd.(b)	438	38,106
BioLife Solutions, Inc.(b)	213	7,095
Bionano Genomics, Inc.(b)	2,263	13,963
Bioxcel Therapeutics, Inc.(b)(c)	129	4,261
Black Diamond Therapeutics, Inc.(b)(c)	175	2,296
Bluebird Bio, Inc.(b)	545	16,960
Blueprint Medicines Corp.(b)	447	40,833
Bolt Biotherapeutics, Inc.(b)	103	1,804
Bridgebio Pharma, Inc.(b)(c)	544	32,205
Brookdale Senior Living, Inc.(b)	1,489	10,036
Bruker Corp.	870	60,413
Butterfly Network, Inc.(b)	803	9,435
C4 Therapeutics, Inc.(b)	87	3,215
Cantel Medical Corp.(b)	257	20,902
Cara Therapeutics, Inc.(b)	324	4,403
Cardiovascular Systems, Inc.(b)	327	12,815
CareDx, Inc.(b)	421	33,848
Cassava Sciences, Inc.(b)	301	16,230
Castle Biosciences, Inc.(b)	161	9,649
Catalyst Pharmaceuticals, Inc.(b)	801	4,430
Celldex Therapeutics, Inc.(b)(c)	322	9,000
CEL-SCI Corp.(b)(c)	329	7,077
Cerevel Therapeutics Holdings, Inc.(b)	258	3,385
Certara, Inc.(b)	373	9,814
Cerus Corp.(b)(c)	1,366	7,909
Change Healthcare, Inc.(b)	1,856	43,505
Chemed Corp.	129	63,383
ChemoCentryx, Inc.(b)	393	3,989
Chimerix, Inc.(b)	591	4,622
Clover Health Investments Corp.(b)	944	7,212

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Clovis Oncology, Inc.(b)(c)	806	$4,135
Codexis, Inc.(b)(c)	470	9,635
Coherus Biosciences, Inc.(b)(c)	473	6,225
Collegium Pharmaceutical, Inc.(b)	254	6,068
Community Health Systems, Inc.(b)	894	12,757
Computer Programs & Systems, Inc.	113	3,658
CONMED Corp.	235	32,357
Constellation Pharmaceuticals, Inc.(b)	214	4,239
Corcept Therapeutics, Inc.(b)	905	19,548
Cortexyme, Inc.(b)(c)	132	5,461
CorVel Corp.(b)	80	9,968
Covetrus, Inc.(b)	827	22,941
Crinetics Pharmaceuticals, Inc.(b)	182	3,194
CRISPR Therapeutics AG (Switzerland)(b)	490	57,908
CryoLife, Inc.(b)	317	9,133
CryoPort, Inc.(b)(c)	288	16,105
Cue Biopharma, Inc.(b)	222	3,183
Cullinan Oncology, Inc.(b)	106	3,151
Curis, Inc.(b)	554	7,978
Cytokinetics, Inc.(b)(c)	460	10,042
CytomX Therapeutics, Inc.(b)	421	3,014
Deciphera Pharmaceuticals, Inc.(b)	328	11,067
Denali Therapeutics, Inc.(b)	633	40,252
DermTech, Inc.(b)	140	5,729
Dicerna Pharmaceuticals, Inc.(b)	548	17,865
Durect Corp.(b)	1,794	2,960
Dynavax Technologies Corp.(b)(c)	920	7,544
Dyne Therapeutics, Inc.(b)	188	3,593
Eagle Pharmaceuticals, Inc.(b)	90	3,566
Eargo, Inc.(b)	93	3,164
Editas Medicine, Inc.(b)	547	18,571
Emergent BioSolutions, Inc.(b)	389	23,593
Enanta Pharmaceuticals, Inc.(b)	148	7,202
Encompass Health Corp.	807	69,233
Endo International PLC(b)	1,870	10,977
Ensign Group, Inc. (The)	422	35,110
Envista Holdings Corp.(b)	1,300	56,732
Epizyme, Inc.(b)(c)	579	4,765
Esperion Therapeutics, Inc.(b)(c)	193	3,843
Essa Pharma, Inc. (Canada)(b)	172	5,439
Establishment Labs Holdings, Inc. (Costa Rica)(b)	154	12,289
Evolent Health, Inc., Class A(b)	697	13,543
Exelixis, Inc.(b)	2,533	57,119
Fate Therapeutics, Inc.(b)	610	46,726
FibroGen, Inc.(b)	665	14,131
Flexion Therapeutics, Inc.(b)	325	2,720
Fluidigm Corp.(b)(c)	575	3,335
Forma Therapeutics Holdings, Inc.(b)	127	3,565
Frequency Therapeutics, Inc.(b)(c)	195	1,726
Fulgent Genetics, Inc.(b)(c)	118	8,740
G1 Therapeutics, Inc.(b)(c)	239	5,191
Generation Bio Co.(b)	294	10,072
Geron Corp.(b)	1,940	2,677
Glaukos Corp.(b)(c)	365	26,857
Global Blood Therapeutics, Inc.(b)	454	17,447
Globus Medical, Inc., Class A(b)	628	45,254
Gossamer Bio., Inc.(b)	401	3,396
Guardant Health, Inc.(b)	694	86,139
Haemonetics Corp.(b)	413	23,318
Halozyme Therapeutics, Inc.(b)	1,044	43,232
Hanger, Inc.(b)	309	7,981
Harmony Biosciences Holdings, Inc.(b)	138	4,410
	Shares	Value
Health Care-(continued)
Health Catalyst, Inc.(b)(c)	304	$16,322
HealthEquity, Inc.(b)	667	55,441
HealthStream, Inc.(b)	206	5,393
Heron Therapeutics, Inc.(b)(c)	705	9,355
Heska Corp.(b)	73	14,465
Hill-Rom Holdings, Inc.	539	59,980
Hims & Hers Health, Inc.(b)	594	8,560
Homology Medicines, Inc.(b)	301	1,999
Humanigen, Inc.(b)	261	5,280
ICU Medical, Inc.(b)	163	33,914
IGM Biosciences, Inc.(b)(c)	62	4,628
ImmunityBio, Inc.(b)	309	5,423
ImmunoGen, Inc.(b)	1,581	9,771
Immunovant, Inc.(b)	279	4,230
Inari Medical, Inc.(b)	158	13,738
Inhibrx, Inc.(b)(c)	77	1,629
Innoviva, Inc.(b)	535	7,196
Inogen, Inc.(b)	154	9,519
Inovalon Holdings, Inc., Class A(b)	625	19,600
Inovio Pharmaceuticals, Inc.(b)(c)	1,679	12,676
Insmed, Inc.(b)	837	20,590
Inspire Medical Systems, Inc.(b)	220	42,746
Integer Holdings Corp.(b)	267	24,155
Integra LifeSciences Holdings Corp.(b)	582	40,187
Intellia Therapeutics, Inc.(b)	495	37,095
Intercept Pharmaceuticals, Inc.(b)	227	3,775
Intersect ENT, Inc.(b)	252	4,448
Intra-Cellular Therapies, Inc.(b)	558	21,991
Invitae Corp.(b)(c)	1,356	39,026
Ionis Pharmaceuticals, Inc.(b)	1,030	38,367
Iovance Biotherapeutics, Inc.(b)(c)	955	17,734
iRhythm Technologies, Inc.(b)	235	17,733
Ironwood Pharmaceuticals, Inc.(b)	1,242	14,370
IVERIC bio, Inc.(b)(c)	436	3,083
Joint Corp. (The)(b)	115	8,174
Kadmon Holdings, Inc.(b)	1,115	4,282
Kala Pharmaceuticals, Inc.(b)	325	1,836
Karuna Therapeutics, Inc.(b)(c)	154	17,220
Karyopharm Therapeutics, Inc.(b)(c)	485	4,501
Keros Therapeutics, Inc.(b)	103	5,620
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	195	2,658
Kinnate Biopharma, Inc.(b)	88	2,066
Kodiak Sciences, Inc.(b)(c)	247	20,654
Kronos Bio, Inc.(b)	136	3,320
Krystal Biotech, Inc.(b)	116	7,568
Kura Oncology, Inc.(b)	457	10,168
Kymera Therapeutics, Inc.(b)(c)	91	4,376
Lantheus Holdings, Inc.(b)	544	13,192
LeMaitre Vascular, Inc.	149	7,630
Lexicon Pharmaceuticals, Inc.(b)	469	2,059
LHC Group, Inc.(b)	244	48,031
Ligand Pharmaceuticals, Inc.(b)	135	15,889
LivaNova PLC(b)	394	32,915
Luminex Corp.	378	13,944
MacroGenics, Inc.(b)	366	11,782
Madrigal Pharmaceuticals, Inc.(b)	78	8,759
Magellan Health, Inc.(b)	179	16,860
MannKind Corp.(b)	1,921	8,491
Maravai LifeSciences Holdings, Inc., Class A(b)	727	27,292
MEDNAX, Inc.(b)	626	20,019
Medpace Holdings, Inc.(b)	233	38,925
MeiraGTx Holdings PLC(b)	176	2,427

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Meridian Bioscience, Inc.(b)	333	$6,913
Merit Medical Systems, Inc.(b)	406	24,498
Mersana Therapeutics, Inc.(b)	445	6,372
Merus N.V. (Netherlands)(b)	174	3,680
Mesa Laboratories, Inc.	41	10,088
MiMedx Group, Inc.(b)	587	6,275
Mirati Therapeutics, Inc.(b)	288	45,547
ModivCare, Inc.(b)	103	15,165
Molecular Templates, Inc.(b)(c)	272	2,432
Morphic Holding, Inc.(b)	145	7,157
Multiplan Corp.(b)	1,086	9,166
Myovant Sciences Ltd.(b)	295	6,912
Myriad Genetics, Inc.(b)	611	17,505
NanoString Technologies, Inc.(b)(c)	358	19,865
Natera, Inc.(b)	630	59,308
National HealthCare Corp.	107	7,833
National Research Corp.	114	5,453
Natus Medical, Inc.(b)	275	7,370
Nektar Therapeutics(b)	1,422	25,696
Neogen Corp.(b)	432	39,878
NeoGenomics, Inc.(b)	902	37,009
Neoleukin Therapeutics, Inc.(b)(c)	272	2,728
Nevro Corp.(b)	267	40,237
NextGen Healthcare, Inc.(b)	462	7,586
NGM Biopharmaceuticals, Inc.(b)	249	3,750
Nkarta, Inc.(b)	67	1,631
Nurix Therapeutics, Inc.(b)	162	4,520
NuVasive, Inc.(b)	417	28,439
Nuvation Bio, Inc.(b)	967	13,751
Ocugen, Inc.(b)	1,527	13,331
Ocular Therapeutix, Inc.(b)(c)	519	7,557
Omeros Corp.(b)(c)	475	7,215
Omnicell, Inc.(b)	349	48,511
Ontrak, Inc.(b)(c)	64	1,944
OPKO Health, Inc.(b)(c)	3,536	13,508
OptimizeRx Corp.(b)	121	5,944
Option Care Health, Inc.(b)	657	12,049
OraSure Technologies, Inc.(b)(c)	583	5,603
Organogenesis Holdings, Inc.(b)	260	4,636
ORIC Pharmaceuticals, Inc.(b)	194	4,433
Ortho Clinical Diagnostics Holdings PLC(b)	762	15,659
Orthofix Medical, Inc.(b)	157	6,390
OrthoPediatrics Corp.(b)	111	6,270
Outset Medical, Inc.(b)	316	15,253
Owens & Minor, Inc.	566	25,306
Pacific Biosciences of California, Inc.(b)	1,489	40,277
Pacira BioSciences, Inc.(b)	352	21,356
Passage Bio, Inc.(b)	194	2,571
Patterson Cos., Inc.	705	22,941
Pennant Group, Inc. (The)(b)	218	7,471
Penumbra, Inc.(b)	281	70,000
Perrigo Co. PLC	1,085	50,062
Personalis, Inc.(b)	266	5,982
PetIQ, Inc.(b)(c)	174	7,151
Phathom Pharmaceuticals, Inc.(b)	114	4,030
Phibro Animal Health Corp., Class A	165	4,651
Phreesia, Inc.(b)	361	17,869
Pliant Therapeutics, Inc.(b)	100	3,006
PMV Pharmaceuticals, Inc.(b)	91	3,130
PRA Health Sciences, Inc.(b)	524	89,562
Praxis Precision Medicines, Inc.(b)	177	3,467
Precigen, Inc.(b)	741	4,891
	Shares	Value
Health Care-(continued)
Precision BioSciences, Inc.(b)	371	$3,907
Prelude Therapeutics, Inc.(b)	76	2,642
Premier, Inc., Class A	993	32,769
Prestige Consumer Healthcare, Inc.(b)	405	20,197
Progyny, Inc.(b)	424	27,153
Protagonist Therapeutics, Inc.(b)	320	11,235
Prothena Corp. PLC (Ireland)(b)	226	6,592
Provention Bio, Inc.(b)(c)	388	2,953
PTC Therapeutics, Inc.(b)	514	20,185
Pulmonx Corp.(b)	160	6,867
Puma Biotechnology, Inc.(b)	245	2,585
Quanterix Corp.(b)	230	11,843
Quidel Corp.(b)(c)	310	36,614
Quotient Ltd.(b)	616	2,563
R1 RCM, Inc.(b)	954	22,085
Radius Health, Inc.(b)(c)	324	6,250
RadNet, Inc.(b)	356	9,423
RAPT Therapeutics, Inc.(b)	130	2,509
Reata Pharmaceuticals, Inc., Class A(b)	214	29,262
REGENXBIO, Inc.(b)	258	9,100
Relay Therapeutics, Inc.(b)(c)	257	8,255
Relmada Therapeutics, Inc.(b)	92	3,182
Repare Therapeutics, Inc. (Canada)(b)(c)	75	2,424
Repligen Corp.(b)	422	77,061
Replimune Group, Inc.(b)	170	6,625
Revance Therapeutics, Inc.(b)(c)	550	16,285
REVOLUTION Medicines, Inc.(b)(c)	381	11,396
Rhythm Pharmaceuticals, Inc.(b)(c)	280	5,491
Rigel Pharmaceuticals, Inc.(b)	1,372	5,104
Rocket Pharmaceuticals, Inc.(b)(c)	295	12,538
Rubius Therapeutics, Inc.(b)(c)	297	7,256
Sage Therapeutics, Inc.(b)	426	29,650
Sangamo Therapeutics, Inc.(b)	989	10,661
Sarepta Therapeutics, Inc.(b)	613	46,373
Scholar Rock Holding Corp.(b)	177	4,756
Schrodinger, Inc.(b)	366	25,686
Seer, Inc.(b)	91	2,692
Select Medical Holdings Corp.	876	35,101
Senseonics Holdings, Inc.(b)	2,953	6,083
Seres Therapeutics, Inc.(b)(c)	555	11,716
Shattuck Labs, Inc.(b)	119	3,230
Shockwave Medical, Inc.(b)	250	44,975
SI-BONE, Inc.(b)	210	6,336
SIGA Technologies, Inc.(b)	377	2,658
Signify Health, Inc., Class A(b)	272	6,882
Silk Road Medical, Inc.(b)(c)	262	12,728
Silverback Therapeutics, Inc.(b)	85	2,340
Simulations Plus, Inc.(c)	130	6,861
SmileDirectClub, Inc.(b)	830	6,814
Sorrento Therapeutics, Inc.(b)(c)	2,162	16,258
Sotera Health Co.(b)	689	16,605
Spectrum Pharmaceuticals, Inc.(b)	1,248	4,306
SpringWorks Therapeutics, Inc.(b)(c)	159	12,965
STAAR Surgical Co.(b)(c)	302	44,101
Stemline Therapeutics, Inc., CVR, Rts., expiring 12/31/2021(b)	64	21
Stoke Therapeutics, Inc.(b)	104	4,125
Supernus Pharmaceuticals, Inc.(b)(c)	428	12,776
Surgery Partners, Inc.(b)	259	15,159
SurModics, Inc.(b)	112	5,942
Sutro Biopharma, Inc.(b)	261	4,857
Syndax Pharmaceuticals, Inc.(b)	306	5,621

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Syneos Health, Inc.(b)	635	$55,816
Tabula Rasa HealthCare, Inc.(b)(c)	183	7,907
Tactile Systems Technology, Inc.(b)	159	8,549
Tandem Diabetes Care, Inc.(b)	507	43,293
Taysha Gene Therapies, Inc.(b)	138	3,105
TCR2 Therapeutics, Inc.(b)(c)	201	3,849
Tenet Healthcare Corp.(b)	732	48,978
TG Therapeutics, Inc.(b)	951	33,161
TherapeuticsMD, Inc.(b)	3,033	3,670
Theravance Biopharma, Inc.(b)(c)	364	6,290
Tilray, Inc., Class 2 (Canada)(b)(c)	3,428	57,145
Tivity Health, Inc.(b)	319	8,358
Translate Bio, Inc.(b)(c)	362	6,520
TransMedics Group, Inc.(b)	200	5,128
Travere Therapeutics, Inc.(b)	421	6,387
Triple-S Management Corp., Class B(b)	191	4,832
Turning Point Therapeutics, Inc.(b)	333	22,038
Twist Bioscience Corp.(b)	355	38,095
Ultragenyx Pharmaceutical, Inc.(b)	516	52,482
uniQure N.V. (Netherlands)(b)	271	9,412
United Therapeutics Corp.(b)	362	67,296
US Physical Therapy, Inc.	104	12,101
Vanda Pharmaceuticals, Inc.(b)	446	7,890
Vapotherm, Inc.(b)(c)	126	2,492
Varex Imaging Corp.(b)	319	8,004
Vaxart, Inc.(b)(c)	956	6,329
Vaxcyte, Inc.(b)	166	3,498
VBI Vaccines, Inc.(b)	1,376	4,444
Veracyte, Inc.(b)	544	21,243
Vericel Corp.(b)	318	17,967
ViewRay, Inc.(b)(c)	976	5,739
Viking Therapeutics, Inc.(b)(c)	535	2,803
Vir Biotechnology, Inc.(b)	519	21,751
Vocera Communications, Inc.(b)	266	8,970
XBiotech, Inc.(b)	155	2,674
Xencor, Inc.(b)	423	16,269
Xenon Pharmaceuticals, Inc. (Canada)(b)	228	4,211
Y-mAbs Therapeutics, Inc.(b)(c)	211	7,560
Zentalis Pharmaceuticals, Inc.(b)(c)	165	9,215
ZIOPHARM Oncology, Inc.(b)(c)	1,740	5,290
Zogenix, Inc.(b)(c)	407	7,143
Zomedica Corp.(b)	7,307	6,138
Zymeworks, Inc. (Canada)(b)	300	9,360
Zynex, Inc.(b)(c)	170	2,587
		5,952,402
Industrials-15.44%
AAON, Inc.	340	22,525
AAR Corp.(b)	272	11,356
ABM Industries, Inc.	545	27,190
ACCO Brands Corp.	767	6,987
Acuity Brands, Inc.	293	54,425
ADT, Inc.(c)	1,237	12,791
Advanced Drainage Systems, Inc.	431	48,884
AECOM(b)	1,139	74,046
Aerojet Rocketdyne Holdings, Inc.	535	25,921
AeroVironment, Inc.(b)	186	20,391
AGCO Corp.	517	71,537
Air Lease Corp.	878	41,319
Air Transport Services Group, Inc.(b)	121	3,006
Alamo Group, Inc.	82	12,643
Alaska Air Group, Inc.(b)	252	17,438
Albany International Corp., Class A	249	22,248
	Shares	Value
Industrials-(continued)
Allegiant Travel Co.(b)	32	$7,087
Allison Transmission Holdings, Inc.	902	38,164
Altra Industrial Motion Corp.	526	34,553
Ameresco, Inc., Class A(b)	194	10,429
American Airlines Group, Inc.(b)	1,299	31,488
American Woodmark Corp.(b)	138	11,995
API Group Corp.(b)(e)	1,137	24,048
Apogee Enterprises, Inc.	211	8,020
Applied Industrial Technologies, Inc.	316	30,955
ArcBest Corp.	206	16,035
Arcosa, Inc.	391	24,829
Argan, Inc.	127	6,236
Armstrong World Industries, Inc.	388	41,264
Array Technologies, Inc.(b)	928	15,126
ASGN, Inc.(b)	429	44,226
Astec Industries, Inc.	174	11,924
Atkore, Inc.(b)	379	29,259
Atlas Air Worldwide Holdings, Inc.(b)	58	4,346
Avis Budget Group, Inc.(b)	425	37,323
Axon Enterprise, Inc.(b)	516	72,544
AZEK Co., Inc. (The)(b)	754	32,822
AZZ, Inc.	206	11,019
Barnes Group, Inc.	390	20,834
Barrett Business Services, Inc.	62	4,617
Beacon Roofing Supply, Inc.(b)	451	25,545
Bloom Energy Corp., Class A(b)(c)	1,170	28,279
Blue Bird Corp.(b)	132	3,453
Boise Cascade Co.	319	21,051
Brady Corp., Class A	393	22,491
BrightView Holdings, Inc.(b)	341	5,916
Brink’s Co. (The)	402	30,315
Builders FirstSource, Inc.(b)	1,583	70,507
BWX Technologies, Inc.	771	48,218
CACI International, Inc., Class A(b)	205	52,267
CAI International, Inc.	135	5,794
Carlisle Cos., Inc.	432	83,082
Casella Waste Systems, Inc., Class A(b)	407	27,444
CBIZ, Inc.(b)	395	13,118
Chart Industries, Inc.(b)(c)	293	42,760
Cimpress PLC (Ireland)(b)(c)	137	13,605
CIRCOR International, Inc.(b)	163	6,134
Clean Harbors, Inc.(b)	423	39,381
Colfax Corp.(b)	969	42,830
Columbus McKinnon Corp.	225	11,408
Comfort Systems USA, Inc.	294	24,373
Construction Partners, Inc.(b)	235	7,569
CoreCivic, Inc.(b)	971	7,603
CoreLogic, Inc.	564	44,838
Cornerstone Building Brands, Inc.(b)	407	6,903
Covanta Holding Corp.	965	14,292
Crane Co.	378	36,095
CSW Industrials, Inc.	121	14,740
Curtiss-Wright Corp.	332	41,606
Deluxe Corp.	341	15,536
Desktop Metal, Inc., Class A(b)	893	11,797
Donaldson Co., Inc.	1,025	63,130
Douglas Dynamics, Inc.	185	8,112
Driven Brands Holdings, Inc.(b)	340	10,071
Ducommun, Inc.(b)	86	4,624
DXP Enterprises, Inc.(b)	137	4,232
Dycom Industries, Inc.(b)	259	19,404
Echo Global Logistics, Inc.(b)	216	7,379

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	445	$56,119
Encore Wire Corp.	168	13,810
Energy Recovery, Inc.(b)	296	5,627
Enerpac Tool Group Corp.	487	13,344
EnerSys	346	32,607
Ennis, Inc.	212	4,444
EnPro Industries, Inc.	159	14,626
ESCO Technologies, Inc.	211	19,969
Evoqua Water Technologies Corp.(b)	971	30,218
Exponent, Inc.	419	38,225
Federal Signal Corp.	492	20,900
Flowserve Corp.	1,058	44,849
Fluor Corp.(b)(c)	1,142	21,127
Forrester Research, Inc.(b)	92	3,948
Forward Air Corp.	223	21,606
Franklin Electric Co., Inc.	319	26,761
FTI Consulting, Inc.(b)	278	38,239
FuelCell Energy, Inc.(b)(c)	2,618	25,709
Gates Industrial Corp. PLC(b)	472	8,572
GATX Corp.(c)	270	26,638
Genco Shipping & Trading Ltd.	220	3,476
Gibraltar Industries, Inc.(b)	264	20,975
GMS, Inc.(b)	311	14,241
Gorman-Rupp Co. (The)	170	6,117
Graco, Inc.	1,371	103,812
GrafTech International Ltd.	1,411	18,738
Granite Construction, Inc.	371	14,974
Great Lakes Dredge & Dock Corp.(b)	529	7,729
Greenbrier Cos., Inc. (The)(c)	266	11,813
Griffon Corp.	390	10,253
H&E Equipment Services, Inc.	264	9,874
Harsco Corp.(b)	641	14,371
Hawaiian Holdings, Inc.(b)	98	2,528
Healthcare Services Group, Inc.	606	18,174
Heartland Express, Inc.	422	7,659
Heidrick & Struggles International, Inc.	157	6,757
Helios Technologies, Inc.	248	17,620
Herc Holdings, Inc.(b)	167	19,208
Heritage-Crystal Clean, Inc.(b)	127	3,912
Herman Miller, Inc.	478	22,848
Hexcel Corp.(b)	679	40,373
Hillenbrand, Inc.	610	27,816
HNI Corp.	347	15,830
Hub Group, Inc., Class A(b)	272	18,988
Hubbell, Inc.	440	83,882
Huron Consulting Group, Inc.(b)	184	10,067
Hydrofarm Holdings Group, Inc.(b)	96	5,980
Hyliion Holdings Corp.(b)	760	7,988
Hyster-Yale Materials Handling, Inc.	58	4,384
IAA, Inc.(b)	1,092	62,211
ICF International, Inc.	154	13,537
IES Holdings, Inc.(b)	76	4,033
Insperity, Inc.	295	27,196
Insteel Industries, Inc.	157	5,489
Interface, Inc.	476	7,778
ITT, Inc.	703	66,012
JELD-WEN Holding, Inc.(b)	573	16,050
JetBlue Airways Corp.(b)	638	12,824
John Bean Technologies Corp.	257	37,016
Kadant, Inc.	93	15,626
Kaman Corp.	203	10,925
KAR Auction Services, Inc.(b)	1,053	18,891
	Shares	Value
Industrials-(continued)
KBR, Inc.	1,143	$46,566
Kelly Services, Inc., Class A(b)	278	7,136
Kennametal, Inc.	644	24,156
Kforce, Inc.	161	10,096
Kimball International, Inc., Class B	298	3,969
Kirby Corp.(b)	122	7,970
Knoll, Inc.	391	10,166
Korn Ferry	438	28,650
Kratos Defense & Security Solutions, Inc.(b)	1,003	25,085
Landstar System, Inc.	311	53,025
Lincoln Electric Holdings, Inc.	460	59,147
Lindsay Corp.	88	14,487
Luxfer Holdings PLC (United Kingdom)	236	5,395
Macquarie Infrastructure Corp.	603	21,033
Manitowoc Co., Inc. (The)(b)	281	7,255
ManpowerGroup, Inc.	447	54,083
ManTech International Corp., Class A	222	19,316
Marten Transport Ltd.	504	8,598
Masonite International Corp.(b)	188	22,475
MasTec, Inc.(b)(c)	482	56,071
Matson, Inc.	87	5,625
Matthews International Corp., Class A	257	10,041
Maxar Technologies, Inc.	579	18,007
McGrath RentCorp	196	16,803
Mercury Systems, Inc.(b)	456	29,845
Meritor, Inc.(b)	589	15,314
Middleby Corp. (The)(b)	452	74,255
Montrose Environmental Group, Inc.(b)	174	8,724
Moog, Inc., Class A	239	21,558
MRC Global, Inc.(b)	633	6,798
MSA Safety, Inc.	301	50,586
MSC Industrial Direct Co., Inc., Class A	379	35,778
Mueller Industries, Inc.	417	19,361
Mueller Water Products, Inc., Class A	1,287	18,623
MYR Group, Inc.(b)	136	11,837
National Presto Industries, Inc.	43	4,361
Navistar International Corp.(b)	405	17,913
Nielsen Holdings PLC	2,760	75,100
Nikola Corp.(b)(c)	1,273	19,044
NOW, Inc.(b)	892	9,339
NV5 Global, Inc.(b)	102	9,316
nVent Electric PLC	1,366	44,450
Omega Flex, Inc.	24	3,529
Oshkosh Corp.	555	72,949
PAE, Inc.(b)	523	4,247
Parsons Corp.(b)(c)	208	8,239
PGT Innovations, Inc.(b)	478	11,548
Pitney Bowes, Inc.	1,406	11,782
Primoris Services Corp.	400	12,716
Proto Labs, Inc.(b)	224	20,023
Quanex Building Products Corp.	270	7,190
Quanta Services, Inc.	1,128	107,555
Raven Industries, Inc.	291	12,842
RBC Bearings, Inc.(b)	204	39,941
Regal Beloit Corp.	330	46,936
Rekor Systems, Inc.(b)	249	2,799
Resideo Technologies, Inc.(b)	1,104	33,010
Resources Connection, Inc.	251	3,660
REV Group, Inc.(b)	234	4,380
Rexnord Corp.	971	48,521
Romeo Power, Inc.(b)	721	6,114
Rush Enterprises, Inc., Class A	346	16,539

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Rush Enterprises, Inc., Class B	49	$2,125
Ryder System, Inc.	436	35,660
Saia, Inc.(b)	214	49,254
Schneider National, Inc., Class B	460	11,265
Science Applications International Corp.	472	42,414
Shoals Technologies Group, Inc., Class A(b)	721	19,900
Shyft Group, Inc. (The)	257	10,018
Simpson Manufacturing Co., Inc.	352	39,537
SiteOne Landscape Supply, Inc.(b)	360	61,934
SkyWest, Inc.(b)	102	5,001
SP Plus Corp.(b)	187	6,113
Spirit AeroSystems Holdings, Inc., Class A	857	42,173
Spirit Airlines, Inc.(b)	220	7,856
SPX Corp.(b)	364	22,797
SPX FLOW, Inc.	342	23,471
Standex International Corp.	100	9,964
Steelcase, Inc., Class A	681	9,854
Stericycle, Inc.(b)	744	58,449
Sterling Construction Co., Inc.(b)	228	5,130
Systemax, Inc.	107	3,672
Tennant Co.	151	12,494
Terex Corp.	563	29,484
Tetra Tech, Inc.	440	52,567
Thermon Group Holdings, Inc.(b)	269	4,689
Timken Co. (The)	553	48,913
Toro Co. (The)	877	97,426
TPI Composites, Inc.(b)	297	14,345
Trex Co., Inc.(b)	940	91,565
TriMas Corp.(b)	350	11,347
TriNet Group, Inc.(b)	322	24,259
Trinity Industries, Inc.	676	18,779
Triton International Ltd. (Bermuda)	546	29,620
Triumph Group, Inc.(b)	447	8,591
TrueBlue, Inc.(b)	288	7,813
Tutor Perini Corp.(b)	372	5,759
UFP Industries, Inc.	497	39,521
UniFirst Corp.	124	27,488
Univar Solutions, Inc.(b)	1,376	37,276
Upwork, Inc.(b)	913	42,975
US Ecology, Inc.(b)	256	10,145
Valmont Industries, Inc.	172	42,656
Vectrus, Inc.(b)	94	4,796
Veritiv Corp.(b)	123	7,555
Vertiv Holdings Co.	2,083	51,700
Viad Corp.(b)	166	7,327
Vicor Corp.(b)	179	16,124
Virgin Galactic Holdings, Inc.(b)(c)	1,047	32,698
Wabash National Corp.	423	6,747
Watsco, Inc.	267	77,804
Watts Water Technologies, Inc., Class A	223	30,306
Welbilt, Inc.(b)	1,092	26,983
Werner Enterprises, Inc.	497	23,851
WESCO International, Inc.(b)	366	39,005
Willdan Group, Inc.(b)	98	3,563
WillScot Mobile Mini Holdings Corp.(b)	1,389	40,281
Woodward, Inc.	487	61,937
		6,329,918
Information Technology-14.32%
3D Systems Corp.(b)(c)	1,008	29,645
8x8, Inc.(b)	829	19,523
908 Devices, Inc.(b)	55	2,317
A10 Networks, Inc.(b)	465	4,524
	Shares	Value
Information Technology-(continued)
ACI Worldwide, Inc.(b)	856	$32,751
ACM Research, Inc., Class A(b)	102	7,750
ADTRAN, Inc.	389	7,706
Advanced Energy Industries, Inc.	311	31,725
Agilysys, Inc.(b)	182	9,244
Alarm.com Holdings, Inc.(b)	382	31,278
Allegro MicroSystems, Inc. (Japan)(b)	461	12,083
Alliance Data Systems Corp.	383	46,362
Alpha & Omega Semiconductor Ltd.(b)	167	5,379
Altair Engineering, Inc., Class A(b)	359	24,186
Alteryx, Inc., Class A(b)	478	37,174
Ambarella, Inc.(b)	286	28,709
American Software, Inc., Class A	250	5,030
Amkor Technology, Inc.	889	18,758
Anaplan, Inc.(b)	1,037	53,416
AppFolio, Inc., Class A(b)(c)	132	17,805
Appian Corp.(b)(c)	285	25,787
Asana, Inc., Class A(b)	518	19,052
Aspen Technology, Inc.(b)	551	75,195
Avaya Holdings Corp.(b)	681	19,531
Avid Technology, Inc.(b)	275	8,492
Avnet, Inc.	807	35,556
Axcelis Technologies, Inc.(b)	274	11,355
Badger Meter, Inc.	237	22,650
Belden, Inc.	363	18,368
Benchmark Electronics, Inc.	296	9,161
Benefitfocus, Inc.(b)	211	3,121
BigCommerce Holdings, Inc., Series 1(b)(c)	308	16,752
Bill.com Holdings, Inc.(b)	568	84,587
Blackbaud, Inc.(b)	353	24,954
Blackline, Inc.(b)(c)	422	43,875
BM Technologies, Inc.(b)(g)	8	103
Bottomline Technologies (DE), Inc.(b)	366	13,681
Box, Inc., Class A(b)	1,288	30,023
Brightcove, Inc.(b)	278	4,031
Brooks Automation, Inc.	602	61,458
BTRS Holdings, Inc.(b)	485	6,936
C3.ai, Inc., Class A(b)	198	12,219
Calix, Inc.(b)	457	20,250
Cambium Networks Corp.(b)	74	4,271
Cantaloupe, Inc.(b)	433	5,287
Cardtronics PLC, Class A(b)	293	11,406
Casa Systems, Inc.(b)	272	2,361
Cass Information Systems, Inc.	112	5,111
CDK Global, Inc.	989	51,764
Cerence, Inc.(b)(c)	306	29,110
CEVA, Inc.(b)	180	8,077
ChannelAdvisor Corp.(b)	236	5,600
Ciena Corp.(b)	1,260	66,616
Cirrus Logic, Inc.(b)	471	36,771
Cloudera, Inc.(b)(c)	1,862	23,945
CMC Materials, Inc.	237	36,576
Coherent, Inc.(b)	199	52,259
Cohu, Inc.(b)	383	14,255
CommScope Holding Co., Inc.(b)	1,631	33,126
CommVault Systems, Inc.(b)	343	26,126
Comtech Telecommunications Corp.	203	5,134
Concentrix Corp.(b)	350	53,452
Conduent, Inc.(b)	1,378	10,445
Cornerstone OnDemand, Inc.(b)	450	19,786
Corsair Gaming, Inc.(b)	224	6,993
Cree, Inc.(b)(c)	901	90,109

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
CSG Systems International, Inc.	265	$11,671
CTS Corp.	237	9,065
Diebold Nixdorf, Inc.(b)	599	8,110
Digi International, Inc.(b)	269	5,100
Digital Turbine, Inc.(b)	689	45,591
Diodes, Inc.(b)	360	27,241
Dolby Laboratories, Inc., Class A	532	51,891
Domo, Inc., Class B(b)	217	14,430
DSP Group, Inc.(b)	182	2,861
Duck Creek Technologies, Inc.(b)	321	12,619
DXC Technology Co.(b)	2,067	78,381
E2open Parent Holdings, Inc.(b)	607	7,733
Eastman Kodak Co.(b)(c)	313	2,229
Ebix, Inc.	214	5,864
EchoStar Corp., Class A(b)	354	9,377
eGain Corp.(b)	176	1,767
Elastic N.V.(b)	509	60,169
Entegris, Inc.	1,096	125,437
Envestnet, Inc.(b)	438	31,523
ePlus, Inc.(b)	110	10,403
Euronet Worldwide, Inc.(b)	428	64,046
Everbridge, Inc.(b)(c)	288	33,840
EVERTEC, Inc.	496	21,591
Evo Payments, Inc., Class A(b)	377	10,797
ExlService Holdings, Inc.(b)	271	27,637
Extreme Networks, Inc.(b)	1,005	11,497
Fabrinet (Thailand)(b)	299	26,817
FARO Technologies, Inc.(b)	146	11,045
Fastly, Inc., Class A(b)(c)	790	37,280
FireEye, Inc.(b)	1,937	43,331
First Solar, Inc.(b)	774	58,909
Five9, Inc.(b)	536	94,926
Flex Ltd.(b)	4,054	74,067
FormFactor, Inc.(b)	631	22,243
Grid Dynamics Holdings, Inc.(b)	218	3,351
Hackett Group, Inc. (The)	207	3,687
Harmonic, Inc.(b)	794	5,534
I3 Verticals, Inc., Class A(b)	172	5,344
Ichor Holdings Ltd.(b)	226	12,715
Ideanomics, Inc.(b)	3,064	8,824
II-VI, Inc.(b)(c)	850	57,264
Impinj, Inc.(b)(c)	142	7,391
Infinera Corp.(b)(c)	1,390	13,344
Inseego Corp.(b)(c)	602	5,177
Insight Enterprises, Inc.(b)	285	29,777
InterDigital, Inc.	250	20,195
International Money Express, Inc.(b)	232	3,543
Itron, Inc.(b)	329	31,370
J2 Global, Inc.(b)(c)	351	43,710
Jabil, Inc.	1,161	65,538
Jamf Holding Corp.(b)	287	9,953
JFrog Ltd. (Israel)(b)	303	12,650
Kimball Electronics, Inc.(b)	203	4,543
Knowles Corp.(b)	745	15,302
Kulicke & Soffa Industries, Inc. (Singapore)	504	26,158
Lattice Semiconductor Corp.(b)	1,105	58,642
Limelight Networks, Inc.(b)(c)	1,008	3,125
Littelfuse, Inc.	199	51,987
LivePerson, Inc.(b)	516	28,354
LiveRamp Holdings, Inc.(b)	543	27,280
Lumentum Holdings, Inc.(b)	615	50,043
MACOM Technology Solutions Holdings, Inc.(b)	388	22,970
	Shares	Value
Information Technology-(continued)
MagnaChip Semiconductor Corp. (South Korea)(b)	337	$7,987
Manhattan Associates, Inc.(b)	518	70,438
Marathon Digital Holdings, Inc.(b)	802	19,866
Maximus, Inc.	499	46,242
MaxLinear, Inc.(b)	575	21,861
McAfee Corp., Class A	330	8,293
Medallia, Inc.(b)(c)	794	20,382
Methode Electronics, Inc.	304	14,708
MicroStrategy, Inc., Class A(b)	61	28,670
MicroVision, Inc.(b)	1,283	20,015
Mimecast Ltd.(b)	497	24,845
Mitek Systems, Inc.(b)	346	5,868
MKS Instruments, Inc.	449	84,515
Model N, Inc.(b)(c)	256	9,132
Napco Security Technologies, Inc.(b)	119	3,872
National Instruments Corp.	1,068	43,574
nCino, Inc.(b)	229	13,996
NCR Corp.(b)	1,048	50,514
NeoPhotonics Corp.(b)	413	4,217
NETGEAR, Inc.(b)	249	9,681
NetScout Systems, Inc.(b)	596	17,522
New Relic, Inc.(b)	461	28,895
nLight, Inc.(b)	288	8,444
Novanta, Inc.(b)	286	39,745
Nuance Communications, Inc.(b)	2,314	122,411
Nutanix, Inc., Class A(b)	1,571	49,502
ON24, Inc.(b)	75	2,414
OneSpan, Inc.(b)	262	6,851
Onto Innovation, Inc.(b)	396	28,421
OSI Systems, Inc.(b)	138	13,298
PagerDuty, Inc.(b)	533	21,666
PAR Technology Corp.(b)(c)	175	11,718
Paya Holdings, Inc., Class A(b)	565	5,605
Paylocity Holding Corp.(b)	309	52,477
PC Connection, Inc.	95	4,635
PDF Solutions, Inc.(b)	238	4,151
Pegasystems, Inc.	329	38,868
Perficient, Inc.(b)	268	19,186
Photronics, Inc.(b)	515	6,973
Ping Identity Holding Corp.(b)	364	8,776
Plantronics, Inc.(b)(c)	319	10,463
Plexus Corp.(b)	234	23,122
Power Integrations, Inc.	488	40,109
Progress Software Corp.	359	16,001
Proofpoint, Inc.(b)	466	80,529
PROS Holdings, Inc.(b)	341	15,130
Pure Storage, Inc., Class A(b)	2,104	40,081
Q2 Holdings, Inc.(b)	429	40,725
QAD, Inc., Class A	98	7,003
Qualys, Inc.(b)	270	26,104
Rackspace Technology, Inc.(b)(c)	335	6,760
Rambus, Inc.(b)	925	18,093
Rapid7, Inc.(b)	400	33,460
Repay Holdings Corp.(b)(c)	618	14,035
Ribbon Communications, Inc.(b)	767	5,706
Rimini Street, Inc.(b)	276	1,797
Riot Blockchain, Inc.(b)	683	18,530
Rogers Corp.(b)	152	28,477
Sabre Corp.(b)(c)	2,447	33,891
SailPoint Technologies Holding, Inc.(b)	743	34,572
Sanmina Corp.(b)	528	22,234
ScanSource, Inc.(b)	207	6,320

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Semtech Corp.(b)	528	$33,264
Shift4 Payments, Inc., Class A(b)	290	27,054
ShotSpotter, Inc.(b)	71	2,890
Silicon Laboratories, Inc.(b)	356	48,615
SiTime Corp.(b)	98	9,636
SMART Global Holdings, Inc.(b)(c)	140	6,636
Smartsheet, Inc., Class A(b)	943	55,712
SolarWinds Corp.(b)(c)	640	10,592
Sprout Social, Inc., Class A(b)	304	21,104
SPS Commerce, Inc.(b)	289	27,126
SunPower Corp.(b)(c)	692	16,186
Super Micro Computer, Inc.(b)	329	11,429
SVMK, Inc.(b)	996	19,372
Switch, Inc., Class A(c)	771	14,549
Sykes Enterprises, Inc.(b)	322	13,498
Synaptics, Inc.(b)	284	35,878
SYNNEX Corp.	356	45,070
Telos Corp.(b)	134	4,406
Tenable Holdings, Inc.(b)	591	24,704
Teradata Corp.(b)	887	42,461
TTEC Holdings, Inc.	152	16,478
TTM Technologies, Inc.(b)	824	12,484
Tucows, Inc., Class A(b)	74	5,779
Ultra Clean Holdings, Inc.(b)	330	18,589
Unisys Corp.(b)	512	13,164
Universal Display Corp.	364	78,573
Upland Software, Inc.(b)	207	8,485
Varonis Systems, Inc.(b)	840	40,572
Veeco Instruments, Inc.(b)	404	9,623
Velodyne Lidar, Inc.(b)	764	7,373
Verint Systems, Inc.(b)(c)	534	24,623
Veritone, Inc.(b)	223	4,275
Verra Mobility Corp.(b)	1,120	15,960
Vertex, Inc., Class A(b)	212	4,073
ViaSat, Inc.(b)	440	23,399
Viavi Solutions, Inc.(b)	1,857	32,553
VirnetX Holding Corp.(b)(c)	519	2,377
Vishay Intertechnology, Inc.	1,077	25,923
Vishay Precision Group, Inc.(b)	102	3,325
Vonage Holdings Corp.(b)	1,922	26,485
Vontier Corp.(b)	1,371	48,095
WEX, Inc.(b)	359	70,332
Workiva, Inc.(b)	304	28,850
Xerox Holdings Corp.	1,371	32,150
Xperi Holding Corp.	858	18,378
Yext, Inc.(b)(c)	794	11,489
Zuora, Inc., Class A(b)	879	13,598
		5,868,904
Materials-5.21%
AdvanSix, Inc.(b)	227	7,187
Alcoa Corp.(b)	1,512	59,981
Allegheny Technologies, Inc.(b)	1,030	25,225
American Vanguard Corp.	221	4,064
Amyris, Inc.(b)	1,260	17,930
AptarGroup, Inc.	529	77,927
Arconic Corp.(b)	848	30,672
Ashland Global Holdings, Inc.	468	44,385
Avient Corp.	742	38,569
Axalta Coating Systems Ltd.(b)	1,710	55,472
Balchem Corp.	263	34,453
Berry Global Group, Inc.(b)	1,088	74,212
Cabot Corp.	460	29,247
	Shares	Value
Materials-(continued)
Carpenter Technology Corp.	390	$18,689
Century Aluminum Co.(b)	438	5,961
Chase Corp.	61	6,466
Chemours Co. (The)	1,341	48,182
Clearwater Paper Corp.(b)	135	3,852
Cleveland-Cliffs, Inc.(c)	3,848	77,422
Coeur Mining, Inc.(b)(c)	1,978	20,571
Commercial Metals Co.	975	30,683
Compass Minerals International, Inc.	276	19,292
Danimer Scientific, Inc.(b)	574	12,731
Domtar Corp.(b)	448	24,295
Eagle Materials, Inc.	324	47,550
Element Solutions, Inc.	1,806	42,242
Ferro Corp.(b)	601	12,982
Forterra, Inc.(b)	242	5,658
FutureFuel Corp.	213	2,188
GCP Applied Technologies, Inc.(b)	355	8,655
Glatfelter Corp.	361	5,328
Graphic Packaging Holding Co.	2,174	38,436
Greif, Inc., Class A	205	12,651
Greif, Inc., Class B	35	2,092
H.B. Fuller Co.	423	29,238
Hawkins, Inc.	155	5,273
Hecla Mining Co.	4,345	39,105
Huntsman Corp.	1,710	48,530
Ingevity Corp.(b)	329	27,080
Innospec, Inc.	200	20,222
Kaiser Aluminum Corp.	128	16,562
Koppers Holdings, Inc.(b)	171	5,929
Kraton Corp.(b)	259	8,793
Kronos Worldwide, Inc.	187	3,037
Livent Corp.(b)(c)	1,188	23,178
Louisiana-Pacific Corp.	865	58,137
Materion Corp.	165	13,010
McEwen Mining, Inc. (Canada)(b)	3,169	4,658
Mercer International, Inc. (Germany)	347	5,149
Minerals Technologies, Inc.	275	23,925
MP Materials Corp.(b)	486	13,647
Myers Industries, Inc.	247	5,441
Neenah, Inc.	136	7,198
NewMarket Corp.	71	24,369
O-I Glass, Inc.(b)	1,278	23,554
Olin Corp.	1,158	56,615
Orion Engineered Carbons S.A. (Germany)(b)	492	9,958
Pactiv Evergreen, Inc.	360	5,342
Piedmont Lithium, Inc.(b)	115	7,464
PQ Group Holdings, Inc.	334	5,458
Quaker Chemical Corp.	109	26,438
Ranpak Holdings Corp.(b)	282	6,227
Reliance Steel & Aluminum Co.	516	86,724
Royal Gold, Inc.	533	65,969
Schnitzer Steel Industries, Inc., Class A	210	11,441
Schweitzer-Mauduit International, Inc., Class A	254	10,391
Scotts Miracle-Gro Co. (The)	339	73,688
Sensient Technologies Corp.	344	29,842
Silgan Holdings, Inc.	715	30,123
Sonoco Products Co.	815	55,029
Stepan Co.	173	23,296
Summit Materials, Inc., Class A(b)	932	32,452
SunCoke Energy, Inc.	672	5,060
Tredegar Corp.	217	3,307
Trinseo S.A.	250	16,235

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Tronox Holdings PLC, Class A	918	$21,555
United States Lime & Minerals, Inc.	18	2,505
United States Steel Corp.(c)	2,131	55,257
US Concrete, Inc.(b)	129	7,352
Valvoline, Inc.	1,473	48,609
W.R. Grace & Co.	457	31,314
Warrior Met Coal, Inc.	417	7,631
Westlake Chemical Corp.	311	31,371
Worthington Industries, Inc.	276	18,318
		2,136,256
Real Estate-8.32%
Acadia Realty Trust	701	15,212
Agree Realty Corp.	515	36,194
Alexander & Baldwin, Inc.	588	11,295
Alexander’s, Inc.	18	4,881
American Assets Trust, Inc.	417	15,241
American Campus Communities, Inc.	1,118	52,725
American Finance Trust, Inc.	884	8,044
American Homes 4 Rent, Class A	2,307	87,827
Americold Realty Trust	1,941	73,797
Apartment Income REIT Corp.	1,209	56,315
Apartment Investment & Management Co.	1,209	8,523
Apple Hospitality REIT, Inc.	1,722	27,328
Armada Hoffler Properties, Inc.	481	6,383
Brandywine Realty Trust	1,386	19,487
Brixmor Property Group, Inc.	2,409	54,708
Broadstone Net Lease, Inc.	1,184	25,859
CareTrust REIT, Inc.	779	18,135
CatchMark Timber Trust, Inc., Class A	396	4,732
Centerspace	106	7,546
Chatham Lodging Trust(b)	382	5,031
City Office REIT, Inc.	352	4,069
Colony Capital, Inc.(b)(c)	3,925	26,965
Columbia Property Trust, Inc.	932	16,301
Community Healthcare Trust, Inc.	185	8,747
CoreSite Realty Corp.	347	42,074
Corporate Office Properties Trust	911	25,144
Cousins Properties, Inc.	1,207	44,768
CubeSmart	1,586	69,451
Cushman & Wakefield PLC(b)(c)	1,082	20,569
CyrusOne, Inc.	978	72,127
DiamondRock Hospitality Co.(b)	1,706	16,514
Diversified Healthcare Trust	1,935	7,024
Douglas Emmett, Inc.	1,425	49,476
Easterly Government Properties, Inc.	667	13,827
EastGroup Properties, Inc.	322	50,902
Empire State Realty Trust, Inc., Class A	1,177	13,924
EPR Properties(b)	607	29,834
Equity Commonwealth	988	27,111
Essential Properties Realty Trust, Inc.	869	22,246
eXp World Holdings, Inc.(b)	511	16,485
Federal Realty Investment Trust	560	64,030
First Industrial Realty Trust, Inc.	1,048	53,071
Five Point Holdings LLC, Class A(b)	476	3,817
Forestar Group, Inc.(b)	136	3,129
Four Corners Property Trust, Inc.	618	17,156
Franklin Street Properties Corp.	828	4,256
FRP Holdings, Inc.(b)	50	2,866
Gaming and Leisure Properties, Inc.	1,796	83,263
GEO Group, Inc. (The)(c)	985	5,112
Getty Realty Corp.	302	9,401
Gladstone Commercial Corp.	290	6,284
	Shares	Value
Real Estate-(continued)
Global Medical REIT, Inc.	460	$6,624
Global Net Lease, Inc.	727	14,206
Healthcare Realty Trust, Inc.	1,135	34,436
Healthcare Trust of America, Inc., Class A	1,776	48,680
Highwoods Properties, Inc.	844	38,554
Howard Hughes Corp. (The)(b)	336	35,559
Hudson Pacific Properties, Inc.	1,226	35,542
Independence Realty Trust, Inc.	827	14,125
Industrial Logistics Properties Trust	531	13,307
Innovative Industrial Properties, Inc.(c)	195	35,145
iStar, Inc.	600	10,086
JBG SMITH Properties	962	30,986
Jones Lang LaSalle, Inc.(b)	415	83,934
Kennedy-Wilson Holdings, Inc.	1,033	20,495
Kilroy Realty Corp.	850	59,678
Kimco Realty Corp.	3,512	74,841
Kite Realty Group Trust	684	14,501
Lamar Advertising Co., Class A	702	73,584
Lexington Realty Trust(c)	2,254	27,904
Life Storage, Inc.	613	60,957
LTC Properties, Inc.	319	12,498
Macerich Co. (The)(c)	1,193	18,981
Mack-Cali Realty Corp.	589	10,054
Marcus & Millichap, Inc.(b)	192	7,546
MGM Growth Properties LLC, Class A	1,222	43,833
Monmouth Real Estate Investment Corp.	758	14,281
National Health Investors, Inc.	348	22,937
National Retail Properties, Inc.	1,423	65,956
National Storage Affiliates Trust	521	24,018
NETSTREIT Corp.	320	7,142
Newmark Group, Inc., Class A	1,292	16,667
NexPoint Residential Trust, Inc.	183	9,487
Office Properties Income Trust	392	11,458
One Liberty Properties, Inc.	134	3,424
Opendoor Technologies, Inc.(b)	937	14,673
Outfront Media, Inc.(b)	1,173	28,082
Paramount Group, Inc.	1,423	15,625
Park Hotels & Resorts, Inc.(b)	1,916	39,834
Pebblebrook Hotel Trust	1,066	23,825
Physicians Realty Trust	1,690	30,640
Piedmont Office Realty Trust, Inc., Class A	1,006	18,601
PotlatchDeltic Corp.	543	32,689
PS Business Parks, Inc.	167	25,878
QTS Realty Trust, Inc., Class A(c)	524	33,211
Rayonier, Inc.	1,119	42,735
RE/MAX Holdings, Inc., Class A	151	5,286
Realogy Holdings Corp.(b)	937	16,594
Redfin Corp.(b)(c)	754	44,509
Retail Opportunity Investments Corp.	959	17,128
Retail Properties of America, Inc., Class A	1,742	20,991
Rexford Industrial Realty, Inc.	1,067	58,930
RLJ Lodging Trust	1,340	20,596
RMR Group, Inc. (The), Class A	125	4,890
RPT Realty	660	8,415
Ryman Hospitality Properties, Inc.(b)	424	31,762
Sabra Health Care REIT, Inc.	1,711	29,891
Safehold, Inc.(c)	130	9,113
Saul Centers, Inc.	115	5,112
Seritage Growth Properties, Class A, (Acquired 11/30/2018 - 05/27/2021; Cost $4,589)(b)(c)(d)	276	4,659
Service Properties Trust	1,338	16,805
SITE Centers Corp.	1,256	18,802

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	573	$45,393
Spirit Realty Capital, Inc.	932	44,046
St. Joe Co. (The)	263	12,300
STAG Industrial, Inc.	1,287	45,959
STORE Capital Corp.	1,919	66,014
Summit Hotel Properties, Inc.(b)	858	8,245
Sunstone Hotel Investors, Inc.(b)	1,751	21,993
Tanger Factory Outlet Centers, Inc.	760	13,323
Tejon Ranch Co.(b)	171	2,558
Terreno Realty Corp.	557	35,436
UMH Properties, Inc.	339	7,190
Uniti Group, Inc.	1,890	20,525
Universal Health Realty Income Trust	112	7,750
Urban Edge Properties	951	18,402
Urstadt Biddle Properties, Inc., Class A	245	4,479
Washington REIT	686	16,224
Weingarten Realty Investors	989	32,410
Xenia Hotels & Resorts, Inc.(b)	923	17,915
		3,410,070
Utilities-2.01%
ALLETE, Inc.	423	29,140
American States Water Co.	299	23,732
Avista Corp.	562	25,475
Black Hills Corp.	509	33,487
Cadiz, Inc.(b)	289	3,977
California Water Service Group	409	23,248
Chesapeake Utilities Corp.	141	16,153
Clearway Energy, Inc., Class A	267	6,710
Clearway Energy, Inc., Class C	629	16,876
Hawaiian Electric Industries, Inc.	889	38,271
IDACORP, Inc.	410	40,159
MDU Resources Group, Inc.	1,628	54,798
MGE Energy, Inc.	294	22,056
Middlesex Water Co.	142	12,206
National Fuel Gas Co.	703	36,479
New Jersey Resources Corp.	782	33,407
NextEra Energy Partners L.P.	616	42,116
	Shares	Value
Utilities-(continued)
Northwest Natural Holding Co.	248	$13,114
NorthWestern Corp.	411	26,037
OGE Energy Corp.	1,626	56,097
ONE Gas, Inc.	431	32,032
Ormat Technologies, Inc.(c)	364	25,134
Otter Tail Corp.	337	16,166
PNM Resources, Inc.	662	32,517
Portland General Electric Co.	727	34,852
SJW Group	220	14,179
South Jersey Industries, Inc.	816	21,755
Southwest Gas Holdings, Inc.	465	30,695
Spire, Inc.	422	30,241
Star Group L.P.	295	3,083
Sunnova Energy International, Inc.(b)	658	19,214
Unitil Corp.	122	6,692
York Water Co. (The)	106	5,335
		825,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $37,205,892)		41,031,216
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.21%
Invesco Private Government Fund, 0.01%(f)(h)(i)	1,154,782	1,154,782
Invesco Private Prime Fund, 0.09%(f)(h)(i)	1,802,513	1,803,234
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,958,016)		2,958,016
TOTAL INVESTMENTS IN SECURITIES-107.30% (Cost $40,163,908)		43,989,232
OTHER ASSETS LESS LIABILITIES-(7.30)%		(2,993,567)
NET ASSETS-100.00%		$40,995,665

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The aggregate value of these securities at May 31, 2021 was $38,054, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $35,036, which represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$264	$6,385	$-	$(274)	$-	$6,375	$177
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$367,729	$(367,729)	$-	$-	$-	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	6,187	30,375	(36,562)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,867	2,835,398	(1,832,483)	-	-	1,154,782	42*
Invesco Private Prime Fund	50,600	3,395,478	(1,642,874)	-	30	1,803,234	464*
Total	$208,918	$6,635,365	$(3,879,648)	$(274)	$30	$2,964,391	$685

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-41.41%
U.S. Treasury Bonds-10.55%
7.63%, 11/15/2022	$35,000	$38,817
6.25%, 08/15/2023	20,000	22,680
6.50%, 11/15/2026	20,000	25,976
6.63%, 02/15/2027	30,000	39,502
6.13%, 11/15/2027	15,000	19,699
5.25%, 02/15/2029	10,000	12,871
6.13%, 08/15/2029	5,000	6,855
6.25%, 05/15/2030	10,000	14,046
5.38%, 02/15/2031	15,000	20,227
4.50%, 02/15/2036	15,000	20,139
4.75%, 02/15/2037	20,000	27,761
5.00%, 05/15/2037	15,000	21,381
4.50%, 05/15/2038	30,000	40,914
3.50%, 02/15/2039	10,000	12,193
4.25%, 05/15/2039	50,000	66,728
4.38%, 11/15/2039	30,000	40,710
4.63%, 02/15/2040	25,000	35,006
1.13% - 4.38%, 05/15/2040	70,000	71,670
1.13%, 08/15/2040	75,000	62,439
1.38%, 11/15/2040	45,000	39,132
1.88% - 4.75%, 02/15/2041	150,000	178,399
3.75%, 08/15/2041	50,000	63,222
3.13%, 11/15/2041	25,000	28,975
2.75%, 08/15/2042	60,000	65,671
2.75%, 11/15/2042	20,000	21,868
2.88%, 05/15/2043	85,000	94,807
3.75%, 11/15/2043	50,000	63,767
3.63%, 02/15/2044	55,000	68,987
3.38%, 05/15/2044	30,000	36,257
2.88%, 08/15/2045	110,000	122,858
2.50%, 02/15/2046	20,000	20,886
2.50%, 05/15/2046	35,000	36,555
2.25%, 08/15/2046	20,000	19,908
3.00%, 02/15/2047	40,000	45,821
3.00%, 05/15/2047	50,000	57,301
2.75%, 08/15/2047	40,000	43,809
3.13%, 05/15/2048	50,000	58,709
3.00%, 08/15/2048	50,000	57,441
3.38%, 11/15/2048	35,000	43,034
3.00%, 02/15/2049	50,000	57,566
2.88%, 05/15/2049	25,000	28,146
2.25%, 08/15/2049	55,000	54,609
2.38%, 11/15/2049	40,000	40,814
2.00%, 02/15/2050	25,000	23,487
1.25%, 05/15/2050	60,000	46,658
1.38%, 08/15/2050	70,000	56,235
1.63%, 11/15/2050	35,000	30,004
1.88%, 02/15/2051	45,000	41,045
2.38%, 05/15/2051	30,000	30,675
		2,176,260
U.S. Treasury Notes-30.86%
0.13% - 2.13%, 06/30/2022	190,000	192,270
0.13%, 07/31/2022	110,000	110,073
1.50% - 1.63%, 08/15/2022	160,000	162,913
0.13%, 09/30/2022	75,000	75,032
0.13%, 10/31/2022	40,000	40,014
1.63%, 11/15/2022	100,000	102,219
0.13% - 2.00%, 11/30/2022	70,000	71,429
2.13%, 12/31/2022	100,000	103,176
1.50%, 01/15/2023	50,000	51,126
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.13%, 01/31/2023	$50,000	$50,004
1.38%, 02/15/2023	50,000	51,070
0.13% - 2.63%, 02/28/2023	140,000	144,365
0.50%, 03/15/2023	50,000	50,337
0.13%, 03/31/2023	50,000	49,994
0.25%, 04/15/2023	50,000	50,112
0.13%, 04/30/2023	20,000	19,995
0.13%, 05/15/2023	160,000	159,962
2.75%, 05/31/2023	100,000	105,199
0.25%, 06/15/2023	50,000	50,100
0.13%, 07/15/2023	50,000	49,965
0.13% - 2.50%, 08/15/2023	170,000	174,022
0.13%, 09/15/2023	50,000	49,938
0.13%, 10/15/2023	40,000	39,944
0.25% - 2.75%, 11/15/2023	185,000	191,358
0.13%, 12/15/2023	75,000	74,837
2.63%, 12/31/2023	40,000	42,473
0.13%, 01/15/2024	30,000	29,918
2.25%, 01/31/2024	20,000	21,072
0.13% - 2.75%, 02/15/2024	120,000	123,183
2.38%, 02/29/2024	50,000	52,908
0.25%, 03/15/2024	40,000	40,000
2.13%, 03/31/2024	50,000	52,625
0.38%, 04/15/2024	30,000	30,083
0.25% - 2.50%, 05/15/2024	130,000	135,160
2.00%, 05/31/2024	50,000	52,527
1.75% - 2.00%, 06/30/2024	65,000	68,043
1.75%, 07/31/2024	50,000	52,227
2.38%, 08/15/2024	100,000	106,471
2.25%, 11/15/2024	50,000	53,150
1.50%, 11/30/2024	65,000	67,417
1.75%, 12/31/2024	50,000	52,311
1.38%, 01/31/2025	50,000	51,645
2.00%, 02/15/2025	85,000	89,761
1.13%, 02/28/2025	75,000	76,758
0.50%, 03/31/2025	45,000	44,981
2.88%, 04/30/2025	75,000	81,853
2.13%, 05/15/2025	100,000	106,215
0.25% - 2.88%, 07/31/2025	50,000	50,370
2.00%, 08/15/2025	100,000	105,832
0.25%, 08/31/2025	30,000	29,528
0.25%, 09/30/2025	50,000	49,172
0.25%, 10/31/2025	75,000	73,645
2.25%, 11/15/2025	100,000	106,977
2.88%, 11/30/2025	60,000	65,841
0.38%, 12/31/2025	40,000	39,405
0.38%, 01/31/2026	45,000	44,266
1.63%, 02/15/2026	100,000	104,121
0.50%, 02/28/2026	15,000	14,829
0.75%, 03/31/2026	65,000	64,959
0.75%, 04/30/2026(b)	15,000	14,979
1.63%, 05/15/2026	50,000	52,026
2.13%, 05/31/2026	50,000	53,258
1.88%, 06/30/2026	35,000	36,843
1.50%, 08/15/2026	100,000	103,268
1.63%, 09/30/2026	55,000	57,136
1.50%, 01/31/2027	65,000	66,947
2.25%, 02/15/2027	50,000	53,551
1.13%, 02/28/2027	25,000	25,202
0.50%, 04/30/2027	25,000	24,245
2.38%, 05/15/2027	60,000	64,679
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.50%, 06/30/2027	$50,000	$48,336
0.38%, 07/31/2027	45,000	43,088
2.25%, 08/15/2027	50,000	53,496
0.38%, 09/30/2027	50,000	47,719
0.50%, 10/31/2027	50,000	48,004
2.25%, 11/15/2027	50,000	53,465
0.63%, 11/30/2027	60,000	57,987
0.63%, 12/31/2027	40,000	38,595
0.75%, 01/31/2028	15,000	14,571
2.75%, 02/15/2028	70,000	77,068
1.13%, 02/29/2028	35,000	34,817
1.25%, 03/31/2028	25,000	25,039
1.25%, 04/30/2028	40,000	40,019
2.88%, 05/15/2028	50,000	55,459
2.88%, 08/15/2028	50,000	55,490
3.13%, 11/15/2028	50,000	56,407
2.63%, 02/15/2029	70,000	76,491
2.38%, 05/15/2029	30,000	32,214
1.63%, 08/15/2029	100,000	101,563
1.75%, 11/15/2029	50,000	51,235
1.50%, 02/15/2030	60,000	60,060
0.63%, 05/15/2030	55,000	50,857
0.63%, 08/15/2030	125,000	115,112
0.88%, 11/15/2030	70,000	65,767
1.13%, 02/15/2031	70,000	67,096
1.63%, 05/15/2031	40,000	40,116
		6,361,385
Total U.S. Treasury Securities (Cost $8,415,353)		8,537,645
U.S. Dollar Denominated Bonds & Notes-29.95%
Aerospace & Defense-0.57%
Boeing Co. (The), 4.88%, 05/01/2025	50,000	56,190
Raytheon Technologies Corp., 4.80%, 12/15/2043	50,000	61,164
		117,354
Agricultural & Farm Machinery-0.25%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	50,000	51,171
Air Freight & Logistics-0.27%
United Parcel Service, Inc., 3.63%, 10/01/2042	50,000	55,851
Airlines-0.20%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	31,271	33,140
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	6,779	7,080
		40,220
Asset Management & Custody Banks-0.41%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	25,000	29,075
Bank of New York Mellon Corp. (The), 3.40%, 01/29/2028	50,000	55,247
		84,322
Automobile Manufacturers-0.55%
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	100,000	112,581
Biotechnology-0.92%
AbbVie, Inc., 3.60%, 05/14/2025	50,000	54,698
Amgen, Inc., 4.66%, 06/15/2051	50,000	61,870
	Principal Amount	Value
Biotechnology-(continued)
European Investment Bank (Supranational), 1.25%, 02/14/2031	$50,000	$48,128
Gilead Sciences, Inc., 1.20%, 10/01/2027	25,000	24,535
		189,231
Brewers-0.27%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	55,389
Cable & Satellite-0.67%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	50,000	56,907
Comcast Corp.
4.15%, 10/15/2028(b)	50,000	57,713
1.50%, 02/15/2031	25,000	23,279
		137,899
Construction Machinery & Heavy Trucks-0.24%
Caterpillar Financial Services Corp., 0.90%, 03/02/2026(b)	50,000	50,041
Diversified Banks-4.91%
Asian Development Bank (Supranational), 0.63%, 04/29/2025	100,000	100,024
Bank of America Corp.
2.82%, 07/21/2023(d)	50,000	51,395
3.88%, 08/01/2025	25,000	28,006
1.90%, 07/23/2031(d)	50,000	47,861
1.92%, 10/24/2031(d)	50,000	47,858
Bank of Montreal (Canada), 4.34%, 10/05/2028(d)	50,000	53,929
Citigroup, Inc., 8.13%, 07/15/2039(b)	50,000	84,252
JPMorgan Chase & Co.
2.18%, 06/01/2028(d)	50,000	51,330
3.96%, 11/15/2048(d)	50,000	56,190
Kreditanstalt fuer Wiederaufbau (Germany), 0.75%, 09/30/2030	100,000	92,811
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	53,594
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.54%, 01/17/2028	50,000	54,995
Toronto-Dominion Bank (The) (Canada)
0.45%, 09/11/2023	25,000	25,086
3.63%, 09/15/2031(d)	50,000	55,629
U.S. Bancorp, 3.38%, 02/05/2024(b)	50,000	53,831
Wells Fargo & Co.
3.07%, 01/24/2023(b)	100,000	101,816
3.00%, 04/22/2026	50,000	54,211
		1,012,818
Diversified Capital Markets-0.13%
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	25,000	27,555
Diversified Metals & Mining-0.27%
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(c)	50,000	55,536
Electric Utilities-2.20%
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	47,855
Commonwealth Edison Co., 2.20%, 03/01/2030	25,000	25,382
Duke Energy Corp., 3.75%, 09/01/2046(b)	50,000	52,013
Entergy Corp., 2.80%, 06/15/2030	25,000	25,620

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Georgia Power Co., 4.30%, 03/15/2043	$50,000	$58,073
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	50,000	53,270
Pacific Gas and Electric Co., 4.95%, 07/01/2050	50,000	50,833
Southern California Edison Co., 2.25%, 06/01/2030(b)	50,000	49,067
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	25,000	34,250
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	50,000	56,523
		452,886
Environmental & Facilities Services-0.14%
Waste Management, Inc., 4.15%, 07/15/2049	25,000	29,716
Health Care Equipment-0.32%
Abbott Laboratories, 4.90%, 11/30/2046	50,000	66,209
Health Care Facilities-0.27%
HCA, Inc., 5.00%, 03/15/2024	50,000	55,785
Health Care Services-0.39%
Cigna Corp., 3.20%, 03/15/2040(b)	25,000	25,402
CVS Health Corp.
4.78%, 03/25/2038	25,000	29,860
5.05%, 03/25/2048	20,000	24,853
		80,115
Home Improvement Retail-0.17%
Home Depot, Inc. (The), 5.88%, 12/16/2036	25,000	34,815
Household Products-0.25%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	24,865
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	27,280
		52,145
Industrial Conglomerates-0.47%
3M Co., 3.70%, 04/15/2050(b)	25,000	28,571
General Electric Co., 6.75%, 03/15/2032	50,000	67,945
		96,516
Industrial Machinery-0.08%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	15,000	16,159
Insurance Brokers-0.41%
Aon PLC, 4.45%, 05/24/2043	50,000	57,861
Brown & Brown, Inc., 4.20%, 09/15/2024	25,000	27,502
		85,363
Integrated Oil & Gas-1.06%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	100,000	107,529
Exxon Mobil Corp.
2.73%, 03/01/2023(b)	50,000	52,037
4.33%, 03/19/2050	50,000	59,446
		219,012
Integrated Telecommunication Services-0.86%
AT&T, Inc.
3.40%, 05/15/2025(b)	50,000	54,860
1.65%, 02/01/2028(b)	25,000	24,692
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	25,000	35,285
Verizon Communications, Inc., 5.01%, 04/15/2049	50,000	63,508
		178,345
	Principal Amount	Value
Internet & Direct Marketing Retail-0.32%
Amazon.com, Inc., 2.50%, 11/29/2022	$65,000	$66,851
Investment Banking & Brokerage-1.09%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	125,000	140,580
Morgan Stanley
4.30%, 01/27/2045	25,000	29,701
Series F, 3.88%, 04/29/2024	50,000	54,602
		224,883
IT Consulting & Other Services-0.49%
International Business Machines Corp., 1.70%, 05/15/2027	100,000	101,479
Life & Health Insurance-0.57%
MetLife, Inc., 6.40%, 12/15/2036	50,000	63,953
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	50,000	53,785
		117,738
Managed Health Care-0.12%
UnitedHealth Group, Inc., 2.00%, 05/15/2030	25,000	24,913
Movies & Entertainment-0.39%
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	35,744
Walt Disney Co. (The)
4.75%, 09/15/2044(b)	10,000	12,625
4.70%, 03/23/2050	25,000	31,491
		79,860
Multi-line Insurance-0.13%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	25,000	25,882
Multi-Sector Holdings-0.38%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023(b)	25,000	26,826
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	50,000	52,019
		78,845
Office REITs-0.52%
Boston Properties L.P., 3.80%, 02/01/2024	100,000	107,617
Oil & Gas Exploration & Production-0.37%
ConocoPhillips, 4.95%, 03/15/2026	65,000	75,790
Oil & Gas Refining & Marketing-0.26%
Valero Energy Corp., 3.40%, 09/15/2026(b)	50,000	53,967
Oil & Gas Storage & Transportation-0.97%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	20,000	21,425
Energy Transfer L.P., 6.13%, 12/15/2045	100,000	120,715
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	58,261
		200,401
Packaged Foods & Meats-0.31%
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	64,530
Paper Products-0.25%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	50,000	50,560
Pharmaceuticals-0.72%
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	50,000	50,159
Pfizer, Inc., 3.40%, 05/15/2024(b)	25,000	27,292
Wyeth LLC, 6.50%, 02/01/2034	50,000	71,887
		149,338
Railroads-0.25%
CSX Corp., 2.40%, 02/15/2030	50,000	50,812

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Regional Banks-0.24%
Truist Financial Corp., 1.13%, 08/03/2027	$50,000	$48,872
Restaurants-0.28%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	57,997
Semiconductors-0.48%
Broadcom, Inc., 5.00%, 04/15/2030	50,000	57,814
Intel Corp., 3.73%, 12/08/2047	15,000	16,399
QUALCOMM, Inc., 3.25%, 05/20/2050(b)	25,000	25,745
		99,958
Soft Drinks-0.26%
PepsiCo, Inc., 2.63%, 07/29/2029(b)	50,000	53,095
Sovereign Debt-2.77%
Canada Government International Bond (Canada), 1.63%, 01/22/2025	60,000	62,494
Hungary Government International Bond (Hungary), 5.38%, 02/21/2023	100,000	108,719
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	50,053
Mexico Government International Bond (Mexico)
5.55%, 01/21/2045(b)	60,000	71,629
5.75%, 10/12/2110	70,000	82,267
Peruvian Government International Bond (Peru), 4.13%, 08/25/2027(b)	50,000	55,609
Philippine Government International Bond (Philippines), 9.50%, 02/02/2030	25,000	39,584
Province of Ontario (Canada), 1.75%, 01/24/2023	50,000	51,257
Province of Quebec (Canada), 0.60%, 07/23/2025	50,000	49,725
		571,337
Specialized REITs-0.32%
American Tower Corp., 3.10%, 06/15/2050	50,000	46,655
Equinix, Inc., 1.55%, 03/15/2028	20,000	19,505
		66,160
Specialty Chemicals-0.24%
International Flavors & Fragrances, Inc., 3.27%, 11/15/2040(c)	50,000	49,772
Steel-0.12%
Steel Dynamics, Inc., 3.25%, 10/15/2050(b)	25,000	24,211
Systems Software-0.39%
Microsoft Corp., 3.70%, 08/08/2046	25,000	28,794
Oracle Corp., 3.60%, 04/01/2040	50,000	51,093
		79,887
Technology Hardware, Storage & Peripherals-0.49%
Apple, Inc.
2.40%, 05/03/2023	50,000	52,011
1.65%, 02/08/2031(b)	50,000	48,552
		100,563
Tobacco-0.17%
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	34,532
Trading Companies & Distributors-0.24%
Air Lease Corp., 3.13%, 12/01/2030	50,000	50,169
Water Utilities-0.13%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	25,938
	Principal Amount	Value
Wireless Telecommunication Services-0.40%
T-Mobile USA, Inc., 3.88%, 04/15/2030	$75,000	$82,257
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,068,040)		6,175,248
U.S. Government Sponsored Agency Mortgage-Backed Securities-23.65%
Federal Home Loan Bank (FHLB)-0.50%
2.13%, 06/09/2023	100,000	103,928
Federal Home Loan Mortgage Corp. (FHLMC)-5.84%
0.38%, 09/23/2025	50,000	49,445
2.50%, 09/01/2028 to 06/01/2050	387,160	402,985
3.00%, 11/01/2028 to 09/01/2049	151,137	159,575
3.50%, 02/01/2043 to 10/01/2047	135,307	145,576
4.00%, 08/01/2047 to 09/01/2049	102,906	110,660
4.50%, 03/01/2049 to 06/01/2050	80,444	87,312
2.00%, 11/01/2050 to 05/01/2051	197,685	200,283
1.50%, 03/01/2051	49,501	48,646
		1,204,482
Federal National Mortgage Association (FNMA)-11.63%
2.63%, 09/06/2024	100,000	107,499
0.75%, 10/08/2027	60,000	58,431
3.50%, 12/01/2028 to 07/01/2048	366,300	393,069
2.50%, 02/01/2032 to 11/01/2050	500,739	522,237
2.00%, 09/01/2035 to 02/01/2051	292,049	296,906
1.50%, 02/01/2036 to 02/01/2051	98,318	98,213
3.00%, 08/01/2040 to 10/01/2050	494,250	519,454
4.00%, 09/01/2047 to 09/01/2050	178,345	191,199
5.00%, 05/01/2048 to 07/01/2049	110,470	122,482
4.50%, 04/01/2049	79,874	87,465
		2,396,955
Government National Mortgage Association (GNMA)-5.68%
3.50%, 04/20/2033 to 03/20/2050	270,516	287,563
4.00%, 11/15/2046 to 05/20/2050	202,885	218,167
3.00%, 11/20/2046 to 10/20/2050	277,094	290,180
5.00%, 05/20/2048	23,792	25,872
2.50%, 06/20/2049 to 10/20/2050	202,879	210,829
4.50%, 07/20/2049	36,614	39,227
2.00%, 09/20/2050 to 01/20/2051	97,042	98,756
		1,170,594
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,822,538)		4,875,959

Asset-Backed Securities-3.04%
CarMax Auto Owner Trust, Series 2017-2, Class A4, 2.25%, 09/15/2022	38,154	38,187
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	108,390
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(c)	100,000	108,044
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	106,792
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	214,126

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(e)	$50,000	$50,077
Total Asset-Backed Securities (Cost $607,103)		625,616

Municipal Obligations-0.81%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039 (Cost $147,734)	100,000	165,755
	Shares
Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $84,874)	84,874	84,874
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.27% (Cost $20,145,642)		20,465,097
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.20%
Invesco Private Government Fund, 0.01%(f)(g)(h)	428,719	$428,719
Invesco Private Prime Fund, 0.09%(f)(g)(h)	642,822	643,079
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,071,798)		1,071,798
TOTAL INVESTMENTS IN SECURITIES-104.47% (Cost $21,217,440)		21,536,895
OTHER ASSETS LESS LIABILITIES-(4.47)%		(920,618)
NET ASSETS-100.00%		$20,616,277

Investment Abbreviations:
GO	-General Obligation
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $318,869, which represented 1.55% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,084,069	$(1,999,195)	$-	$-	$84,874	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,331	46,880	(88,211)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	123,130	1,856,977	(1,551,388)	-	-	428,719	11*
Invesco Private Prime Fund	41,210	2,480,832	(1,878,964)	-	1	643,079	144*
Total	$205,671	$6,468,758	$(5,517,758)	$-	$1	$1,156,672	$162

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,996,926,997	$-	$-	$1,996,926,997
Money Market Funds	-	16,431,282	-	16,431,282
Total Investments	$1,996,926,997	$16,431,282	$-	$2,013,358,279
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,031,050	$21	$145	$41,031,216
Money Market Funds	-	2,958,016	-	2,958,016
Total Investments	$41,031,050	$2,958,037	$145	$43,989,232
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$8,537,645	$-	$8,537,645
U.S. Dollar Denominated Bonds & Notes	-	6,175,248	-	6,175,248
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	4,875,959	-	4,875,959
Asset-Backed Securities	-	625,616	-	625,616
Municipal Obligations	-	165,755	-	165,755
Money Market Funds	84,874	1,071,798	-	1,156,672
Total Investments	$84,874	$21,452,021	$-	$21,536,895